UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2008

Item 1. Reports to Stockholders

Fidelity®
Strategic Dividend & Income®
Fund

Annual Report

November 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2008	Past 1 year	Life of fund A
Strategic Dividend & Income	-44.24%	-3.43%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Dividend & Income, a class of the fund, on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity® Strategic Dividend & Income® Fund

The falling markets took no prisoners during the 12 months ending November 30, 2008, especially during the second half of the period, as the credit crunch and signs of slower economic growth threw the global capital markets into a sharp downward spiral. Returns for the four asset classes that make up Fidelity Strategic Dividend & Income Fund's Composite Index all dipped significantly, with investor confidence ebbing continuously in the face of global economic uncertainty. The Russell 3000® Value Index, a broad proxy for value-oriented U.S. stocks, was off a disappointing 37.95% for the 12-month period. The National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index turned in an even weaker performance, sliding 49.19%, as the woes of the residential housing market began to bleed into commercial real estate projects as well. Worse still, preferred stocks, as represented by the Merrill Lynch® Preferred Stock DRD-Eligible Securities Index, recorded a 56.76% drop during the period, which reflected in part the index's high concentration of issuers in the troubled financials sector. Convertible bonds - whose convertibility option often makes them behave more like equities - traded within a similar range as most equity indexes, producing a 36.87% decline, as measured by the Merrill Lynch All U.S. Convertible Securities ex Convertible Preferreds Index.

During the year, the fund's Retail Class shares returned -44.24%, coming up short of the fund's Composite index, which posted a -42.06% return. Our asset allocation strategy - to underweight the financials-heavy real estate investment trust (REIT) and preferred stock sleeves, while slightly overweighting the convertible bond and large-cap value equity sleeves and maintaining a sizable weighting in cash - helped our relative performance during the period. However, unfavorable security selection in three of the four asset classes more than offset that edge and drove the fund's underperformance versus the Composite index. The REIT subportfolio's poor relative performance came mostly from troubled picks in the industrial and regional malls groups. The large-cap value sleeve registered subpar performance because of a big overweighting in information technology and some unrewarding stock picks in the financials sector. In convertible bonds, a few underperformers in transportation and energy were the most detrimental to the subportfolio. The preferred stock sleeve outperformed its benchmark mainly due to its substantial underweighting in agency securities, primarily those of Fannie Mae and Freddie Mac, the big mortgage underwriters that essentially collapsed during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Class A	1.13%
Actual		$ 1,000.00	$ 565.90	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.70
Class T	1.37%
Actual		$ 1,000.00	$ 565.50	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.91
Class B	1.91%
Actual		$ 1,000.00	$ 563.40	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.89%
Actual		$ 1,000.00	$ 563.40	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,015.55	$ 9.52
Strategic Dividend and Income	.83%
Actual		$ 1,000.00	$ 566.60	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	.84%
Actual		$ 1,000.00	$ 566.70	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.2	2.2
JPMorgan Chase & Co.	2.1	1.4
Chevron Corp.	1.9	1.3
Chesapeake Energy Corp. 2.5% 5/15/37	1.6	2.0
Wells Fargo & Co.	1.5	0.7
AT&T, Inc.	1.4	1.2
General Electric Co.	1.3	0.2
Bank of America Corp.	1.3	1.0
LifePoint Hospitals, Inc. 3.5% 5/15/14	1.2	0.8
CACI International, Inc. 2.125% 5/1/14	1.2	0.7
	17.7
Top Five Market Sectors as of November 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.6	40.2
Energy	12.2	12.8
Utilities	10.3	7.2
Information Technology	9.3	11.8
Health Care	9.0	5.5
Asset Allocation (% of fund's net assets)
As of November 30, 2008 *		As of May 31, 2008 **
	Common Stocks and Investment Companies 62.1%		Common Stocks and Investment Companies 65.0%
	Preferred Stocks 19.5%		Preferred Stocks 19.3%
	Convertible Bonds 14.2%		Convertible Bonds 13.3%
	Other Investments 2.4%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	7.2%	** Foreign investments	7.0%

Annual Report

Investments November 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 16.2%
	Principal Amount	Value
Convertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
ArvinMeritor, Inc.:
4% 2/15/27	$ 1,000	$ 300
4.625% 3/1/26 (e)	1,000	317
		617
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (g)	2,250,000	923,063
3.375% 7/15/16	3,600,000	1,476,900
		2,399,963
Media - 0.5%
Lamar Advertising Co. 2.875% 12/31/10	3,220,000	2,447,200
Regal Entertainment Group 6.25% 3/15/11 (g)	560,000	377,446
XM Satellite Radio, Inc. 7% 12/1/14 (g)	1,000,000	144,100
		2,968,746
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	260,000	130,065
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	99,760
TOTAL CONSUMER DISCRETIONARY		5,599,151
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	1,000,000	1,070,200
Food & Staples Retailing - 1.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	3,570,000	1,595,540
Rite Aid Corp. 8.5% 5/15/15	500,000	141,250
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	10,310,000	5,643,592
		7,380,382
Food Products - 0.2%
Smithfield Foods, Inc. 4% 6/30/13	980,000	475,398
Tyson Foods, Inc. 3.25% 10/15/13	610,000	441,884
		917,282
TOTAL CONSUMER STAPLES		9,367,864
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 2.7%
Energy Equipment & Services - 0.7%
SESI LLC 1.5% 12/15/26 (e)(g)	$ 1,240,000	$ 870,976
Transocean, Inc. Series B, 1.5% 12/15/37	4,340,000	3,385,200
		4,256,176
Oil, Gas & Consumable Fuels - 2.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	2,480,000	1,616,220
Chesapeake Energy Corp. 2.5% 5/15/37	17,520,000	9,371,448
Peabody Energy Corp. 4.75% 12/15/66	1,570,000	899,924
		11,887,592
TOTAL ENERGY		16,143,768
FINANCIALS - 1.8%
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	2,600,000	1,673,435
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)	140,000	86,937
Health Care REIT, Inc. 4.75% 12/1/26	2,910,000	2,536,647
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	1,470,000	904,050
ProLogis Trust 1.875% 11/15/37	1,360,000	449,494
SL Green Realty Corp. 3% 3/30/27 (g)	600,000	329,559
Ventas, Inc. 3.875% 11/15/11 (g)	5,980,000	4,320,984
Vornado Realty LP 3.875% 4/15/25	200,000	154,180
Vornado Realty Trust 2.85% 4/1/27	120,000	77,791
		8,859,642
TOTAL FINANCIALS		10,533,077
HEALTH CARE - 2.8%
Biotechnology - 0.2%
Amgen, Inc.:
0.125% 2/1/11	320,000	288,864
0.375% 2/1/13	290,000	250,125
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	342,593
		881,582
Health Care Equipment & Supplies - 1.1%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,620,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Beckman Coulter, Inc.: - continued
2.5% 12/15/36	$ 350,000	$ 283,500
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	2,480,000
3% 5/15/16	1,700,000	1,054,000
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	1,290,000	741,227
Medtronic, Inc. 1.625% 4/15/13	590,000	427,284
		6,606,011
Health Care Providers & Services - 1.2%
LifePoint Hospitals, Inc. 3.5% 5/15/14	12,130,000	7,403,591
Life Sciences Tools & Services - 0.3%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,270,000	1,909,445
Pharmaceuticals - 0.0%
Mylan, Inc. 1.25% 3/15/12	230,000	148,879
TOTAL HEALTH CARE		16,949,508
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	500,000	484,000
3% 8/15/24	1,080,000	1,210,161
		1,694,161
Electrical Equipment - 0.1%
General Cable Corp. 0.875% 11/15/13	530,000	270,629
Machinery - 0.1%
AGCO Corp. 1.25% 12/15/36	250,000	179,625
Barnes Group, Inc. 3.375% 3/15/27	320,000	204,160
Danaher Corp. 0% 1/22/21	130,000	108,853
		492,638
Professional Services - 0.0%
FTI Consulting, Inc. 3.75% 7/15/12	140,000	248,960
TOTAL INDUSTRIALS		2,706,388
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 1.2%
Finisar Corp. 2.5% 10/15/10	$ 4,660,000	$ 3,320,250
L-3 Communications Corp. 3% 8/1/35	3,700,000	3,417,875
Lucent Technologies, Inc. 2.875% 6/15/23	360,000	259,200
		6,997,325
Computers & Peripherals - 0.1%
EMC Corp. 1.75% 12/1/13	930,000	810,644
Electronic Equipment & Components - 0.8%
Avnet, Inc. 2% 3/15/34 (g)	520,000	507,000
Flextronics International Ltd. 1% 8/1/10	890,000	698,650
Itron, Inc. 2.5% 8/1/26	1,410,000	1,211,331
L-1 Identity Solutions, Inc. 3.75% 5/15/27	5,030,000	2,516,572
		4,933,553
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	250,000	173,325
IT Services - 1.2%
CACI International, Inc. 2.125% 5/1/14	7,760,000	7,171,065
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	682,080
Diodes, Inc. 2.25% 10/1/26	420,000	205,785
Intel Corp. 2.95% 12/15/35	530,000	391,008
ON Semiconductor Corp. 2.625% 12/15/26	2,730,000	1,355,718
		2,634,591
Software - 0.0%
Symantec Corp. 1% 6/15/13	110,000	87,989
TOTAL INFORMATION TECHNOLOGY		22,808,492
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	1,210,000	604,153
TOTAL CONVERTIBLE BONDS		84,712,401
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 2.0%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	$ 535,000	$ 353,100
FINANCIALS - 1.7%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,173,686
Lehman Brothers Holdings, Inc.:
3.0113% (d)(h)	1,000,000	100
5.857% (d)(h)	1,000,000	100
		2,173,886
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	984,160
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	765,623
Wells Fargo Capital XIII 7.7% (h)	2,000,000	1,622,462
		3,372,245
Diversified Financial Services - 0.7%
Citigroup, Inc. 8.4% (h)	1,000,000	590,450
Goldman Sachs Capital II 5.793% (h)	2,000,000	751,050
JPMorgan Chase & Co. 7.9% (h)	4,000,000	3,131,360
		4,472,860
TOTAL FINANCIALS		10,018,991
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	1,500,000
TOTAL NONCONVERTIBLE BONDS		11,872,091
TOTAL CORPORATE BONDS (Cost $142,304,646)		96,584,492
Common Stocks - 62.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.	366,173	$ 922,756
Gentex Corp.	39,000	342,030
Johnson Controls, Inc.	73,500	1,298,010
Tenneco, Inc. (a)	262,800	861,984
		3,424,780
Diversified Consumer Services - 0.7%
H&R Block, Inc.	45,100	862,763
Hillenbrand, Inc.	77,300	1,230,616
Service Corp. International	246,100	1,432,302
Stewart Enterprises, Inc. Class A	144,727	461,679
		3,987,360
Hotels, Restaurants & Leisure - 1.2%
Centerplate, Inc. unit	268,800	349,440
Gaylord Entertainment Co. (a)(f)	29,100	267,429
Las Vegas Sands Corp. unit (a)	20,000	2,000,000
Marriott International, Inc. Class A	39,900	669,921
McDonald's Corp.	49,149	2,887,504
Starwood Hotels & Resorts Worldwide, Inc.	38,400	647,424
WMS Industries, Inc. (a)	14,300	352,495
		7,174,213
Household Durables - 1.9%
Black & Decker Corp.	25,600	1,086,464
Centex Corp.	111,800	1,024,088
D.R. Horton, Inc.	122,300	840,201
Jarden Corp. (a)	59,000	736,320
KB Home	123,098	1,431,630
Meritage Homes Corp. (a)	117,600	1,458,240
NVR, Inc. (a)	1,100	477,675
Pulte Homes, Inc.	166,400	1,772,160
Ryland Group, Inc.	98,400	1,669,848
The Stanley Works	24,610	782,352
Toll Brothers, Inc. (a)	7,200	143,496
		11,422,474
Media - 0.4%
The Walt Disney Co.	62,700	1,412,004
Time Warner, Inc.	118,300	1,070,615
		2,482,619
Specialty Retail - 1.0%
AutoZone, Inc. (a)	5,000	546,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	13,700	$ 283,727
Home Depot, Inc.	33,200	767,252
Office Depot, Inc. (a)	120,400	237,188
OfficeMax, Inc.	91,600	499,220
Staples, Inc.	50,500	876,680
The Children's Place Retail Stores, Inc. (a)	56,240	1,318,828
The Men's Wearhouse, Inc.	30,100	320,264
Williams-Sonoma, Inc.	154,200	1,080,942
		5,930,201
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	15,600	673,920
VF Corp.	14,700	768,663
		1,442,583
TOTAL CONSUMER DISCRETIONARY		35,864,230
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Anheuser Busch InBev NV	21,400	352,618
Carlsberg AS:
Series A	9,800	368,945
Series B	3,475	105,368
The Coca-Cola Co.	26,421	1,238,352
		2,065,283
Food & Staples Retailing - 0.7%
Kroger Co.	45,100	1,247,466
Wal-Mart Stores, Inc.	46,700	2,609,596
Winn-Dixie Stores, Inc. (a)	37,966	567,592
		4,424,654
Food Products - 0.5%
B&G Foods, Inc. unit	156,900	1,620,777
Cermaq ASA	135,900	588,976
Lighthouse Caledonia ASA	17,750	5,147
Tyson Foods, Inc. Class A	95,900	643,489
		2,858,389
Household Products - 0.7%
Procter & Gamble Co.	60,600	3,899,610
Tobacco - 0.6%
Altria Group, Inc.	57,800	929,424
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC (United Kingdom)	23,000	$ 602,038
Philip Morris International, Inc.	47,700	2,011,032
		3,542,494
TOTAL CONSUMER STAPLES		16,790,430
ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Chesapeake Energy Corp.	144,000	2,473,920
Chevron Corp.	143,400	11,330,034
ConocoPhillips	41,300	2,169,076
Exxon Mobil Corp.	313,825	25,153,069
Noble Energy, Inc.	51,800	2,708,104
Southwestern Energy Co. (a)	95,000	3,265,150
Ultra Petroleum Corp. (a)	58,800	2,389,044
		49,488,397
FINANCIALS - 22.9%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	74,239	2,242,760
Charles Schwab Corp.	94,900	1,739,517
Fortress Investment Group LLC (f)	96,900	295,545
Goldman Sachs Group, Inc.	26,200	2,069,538
Morgan Stanley	126,200	1,861,450
State Street Corp.	42,200	1,777,042
		9,985,852
Commercial Banks - 2.2%
Capitol Bancorp Ltd. (f)	23,360	128,480
First Merchants Corp.	5,742	115,816
KeyCorp	84,800	795,424
PacWest Bancorp	25,000	665,000
PNC Financial Services Group, Inc.	16,900	891,813
U.S. Bancorp, Delaware	53,000	1,429,940
UCBH Holdings, Inc.	62,700	290,928
Wells Fargo & Co.	305,800	8,834,562
		13,151,963
Diversified Financial Services - 4.4%
Bank of America Corp.	456,769	7,422,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	715,000	$ 5,927,350
JPMorgan Chase & Co.	399,440	12,646,270
		25,996,116
Insurance - 3.6%
ACE Ltd.	31,900	1,666,775
AFLAC, Inc.	36,500	1,689,950
Axis Capital Holdings Ltd.	94,718	2,397,313
Endurance Specialty Holdings Ltd.	78,200	2,105,144
Everest Re Group Ltd.	56,600	4,440,836
MetLife, Inc.	26,798	770,710
Platinum Underwriters Holdings Ltd.	84,266	2,589,494
Reinsurance Group of America, Inc.	4,561	185,177
RenaissanceRe Holdings Ltd.	45,200	2,130,276
The Travelers Companies, Inc.	36,900	1,610,685
Willis Group Holdings Ltd.	67,474	1,556,625
XL Capital Ltd. Class A	27,800	139,834
		21,282,819
Real Estate Investment Trusts - 10.6%
Alexandria Real Estate Equities, Inc.	30,100	1,332,828
American Campus Communities, Inc.	99,900	2,236,761
Apartment Investment & Management Co. Class A	118,139	1,355,054
AvalonBay Communities, Inc.	14,760	895,489
Boston Properties, Inc.	32,714	1,746,928
Camden Property Trust (SBI)	72,900	1,929,663
CapitalSource, Inc.	108,500	565,285
CBL & Associates Properties, Inc.	5,500	22,385
Corporate Office Properties Trust (SBI)	93,600	2,780,856
Developers Diversified Realty Corp.	166,900	801,120
Digital Realty Trust, Inc.	98,100	2,684,016
Equity Residential (SBI)	71,980	2,190,351
Essex Property Trust, Inc.	21,800	1,885,046
General Growth Properties, Inc.	63,225	87,251
HCP, Inc.	47,700	985,959
Healthcare Realty Trust, Inc.	120,600	2,313,108
Highwoods Properties, Inc. (SBI)	138,500	3,307,380
Home Properties, Inc. (f)	62,200	2,425,800
Host Hotels & Resorts, Inc.	90,745	682,402
Inland Real Estate Corp.	145,600	1,626,352
Kilroy Realty Corp.	32,600	993,322
Kimco Realty Corp.	74,738	1,057,543
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	137,400	$ 1,211,868
Omega Healthcare Investors, Inc.	14,900	197,276
Pennsylvania Real Estate Investment Trust (SBI)	110,900	499,050
Plum Creek Timber Co., Inc.	41,100	1,462,749
Potlatch Corp.	57,530	1,534,900
ProLogis Trust	285,765	1,094,480
Public Storage	72,836	5,090,508
Rayonier, Inc.	36,120	1,206,408
Regency Centers Corp.	39,700	1,413,717
Simon Property Group, Inc.	98,010	4,655,475
SL Green Realty Corp.	101,100	1,916,856
Tanger Factory Outlet Centers, Inc.	36,900	1,352,016
Ventas, Inc.	126,400	2,904,672
Vornado Realty Trust	93,950	5,021,628
		63,466,502
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	12,000	87,840
CB Richard Ellis Group, Inc. Class A (a)	292,700	1,334,712
		1,422,552
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	114,000	1,487,700
TOTAL FINANCIALS		136,793,504
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Amgen, Inc. (a)	56,900	3,160,226
Biogen Idec, Inc. (a)	17,700	748,887
Cubist Pharmaceuticals, Inc. (a)	31,200	766,272
		4,675,385
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	32,600	1,724,540
Boston Scientific Corp. (a)	101,900	628,723
Covidien Ltd.	61,082	2,250,872
Hill-Rom Holdings, Inc.	31,100	638,794
Hospira, Inc. (a)	28,300	849,849
		6,092,778
Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.	25,700	805,695
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	10,500	$ 28,560
Emeritus Corp. (a)	106,201	724,291
HealthSouth Corp. (a)	57,898	569,716
Medco Health Solutions, Inc. (a)	62,570	2,627,940
PSS World Medical, Inc. (a)	81,500	1,417,285
Universal Health Services, Inc. Class B	25,500	947,325
		7,120,812
Pharmaceuticals - 3.1%
Johnson & Johnson	120,900	7,082,322
Merck & Co., Inc.	68,900	1,841,008
Novartis AG sponsored ADR	15,400	722,568
Pfizer, Inc.	214,800	3,529,164
Schering-Plough Corp.	89,900	1,511,219
Sepracor, Inc. (a)	74,148	871,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,100	1,298,815
Wyeth	43,700	1,573,637
		18,430,713
TOTAL HEALTH CARE		36,319,688
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
Heico Corp. Class A	43,961	1,021,654
Lockheed Martin Corp.	20,600	1,588,466
Northrop Grumman Corp.	19,000	778,050
Raytheon Co.	22,700	1,107,760
Stanley, Inc. (a)	22,200	708,180
		5,204,110
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	21,200	1,221,120
Airlines - 0.2%
AirTran Holdings, Inc. (a)	57,521	196,147
Delta Air Lines, Inc. (a)	65,475	576,835
US Airways Group, Inc. (a)	36,500	217,540
		990,522
Building Products - 0.3%
Owens Corning (a)	111,900	1,784,805
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	196,600	$ 2,111,484
R.R. Donnelley & Sons Co.	43,000	548,680
		2,660,164
Industrial Conglomerates - 1.3%
General Electric Co.	441,700	7,583,989
Machinery - 0.4%
Cummins, Inc.	32,500	831,350
Pentair, Inc.	50,437	1,253,864
		2,085,214
Professional Services - 0.2%
Equifax, Inc.	27,200	692,240
Experian PLC	120,607	733,341
		1,425,581
Road & Rail - 0.3%
Norfolk Southern Corp.	16,700	826,149
Union Pacific Corp.	24,300	1,215,972
		2,042,121
TOTAL INDUSTRIALS		24,997,626
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	115,800	1,915,332
Juniper Networks, Inc. (a)	108,200	1,880,516
Motorola, Inc.	71,000	306,010
		4,101,858
Computers & Peripherals - 0.5%
International Business Machines Corp.	20,200	1,648,320
NCR Corp. (a)	94,800	1,439,064
		3,087,384
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	12,500	235,375
Amphenol Corp. Class A	136,900	3,178,818
Arrow Electronics, Inc. (a)	42,100	580,980
Avnet, Inc. (a)	50,000	712,000
Cogent, Inc. (a)	49,200	661,248
Flextronics International Ltd. (a)	116,900	273,546
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	96,950	$ 1,044,152
Tyco Electronics Ltd.	35,225	580,508
		7,266,627
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	52,300	1,129,157
IT Services - 1.0%
Accenture Ltd. Class A	19,500	604,110
Fidelity National Information Services, Inc.	47,000	807,460
Lender Processing Services, Inc.	82,682	1,823,965
NCI, Inc. Class A (a)	26,611	765,865
The Western Union Co.	40,700	540,089
Visa, Inc.	28,900	1,518,984
		6,060,473
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	79,900	765,442
ASML Holding NV (NY Shares)	60,700	930,531
Broadcom Corp. Class A (a)	56,200	860,422
Intel Corp.	42,900	592,020
KLA-Tencor Corp.	30,400	571,824
Lam Research Corp. (a)	36,900	745,380
Micron Technology, Inc. (a)	192,700	527,998
ON Semiconductor Corp. (a)	379,300	1,107,556
Skyworks Solutions, Inc. (a)	52,100	280,819
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	125,333	896,131
Texas Instruments, Inc.	109,300	1,701,801
Tower Semiconductor Ltd. (a)	458,900	100,958
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	1,000,960
		10,081,842
Software - 0.2%
Microsoft Corp.	29,700	600,534
Nintendo Co. Ltd.	2,300	714,656
		1,315,190
TOTAL INFORMATION TECHNOLOGY		33,042,531
MATERIALS - 1.1%
Chemicals - 0.5%
Albemarle Corp.	56,156	1,141,651
Arkema	17,800	344,886
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	82,100	$ 948,255
Solutia, Inc. (a)	104,420	710,056
		3,144,848
Containers & Packaging - 0.3%
Pactiv Corp. (a)	39,900	997,101
Rock-Tenn Co. Class A	16,900	570,713
		1,567,814
Metals & Mining - 0.3%
Barrick Gold Corp.	11,800	348,766
Freeport-McMoRan Copper & Gold, Inc. Class B	10,600	254,294
Goldcorp, Inc.	12,100	327,188
Kinross Gold Corp.	24,200	357,145
Newmont Mining Corp.	9,000	302,850
		1,590,243
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	8,700	327,294
TOTAL MATERIALS		6,630,199
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	296,315	8,462,756
CenturyTel, Inc.	28,689	761,980
Verizon Communications, Inc.	162,900	5,318,685
		14,543,421
UTILITIES - 2.8%
Electric Utilities - 1.5%
E.ON AG	17,000	598,480
Entergy Corp.	24,000	2,042,400
Exelon Corp.	62,100	3,490,641
FirstEnergy Corp.	42,900	2,513,082
		8,644,603
Multi-Utilities - 1.3%
OGE Energy Corp.	35,400	937,746
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	68,200	$ 3,182,894
Wisconsin Energy Corp.	85,300	3,707,138
		7,827,778
TOTAL UTILITIES		16,472,381
TOTAL COMMON STOCKS (Cost $494,267,032)		370,942,407
Preferred Stocks - 19.5%

Convertible Preferred Stocks - 6.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	2,494
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	45,450
Interpublic Group of Companies, Inc. 5.25%	1,600	633,986
		679,436
TOTAL CONSUMER DISCRETIONARY		681,930
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	26,300	929,442
Bunge Ltd. 5.125%	2,500	1,051,708
		1,981,150
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp. 4.50%	20,500	1,301,750
El Paso Corp. 4.99% (g)	5,000	3,415,077
		4,716,827
FINANCIALS - 2.1%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00%	12,200	229,933
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	1,600	142,800
Huntington Bancshares, Inc. 8.50%	1,400	1,008,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
KeyCorp Series A, 7.75%	6,400	$ 475,584
Wachovia Corp. 7.50%	2,950	1,849,650
		3,476,034
Diversified Financial Services - 1.5%
Bank of America Corp. Series L, 7.25%	6,299	3,850,264
Carriage Services Capital Trust 7.00% TIDES	45,000	1,350,000
CIT Group, Inc. Series C, 8.75%	8,000	149,200
Citigroup, Inc. Series T, 6.50%	129,100	3,380,806
		8,730,270
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	107,956
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	34,390	267,382
TOTAL FINANCIALS		12,811,575
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	1,100	447,128
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.0%
Avery Dennison Corp. 7.875%	6,500	203,515
Road & Rail - 0.2%
Kansas City Southern 5.125%	1,250	962,938
TOTAL INDUSTRIALS		1,166,453
MATERIALS - 0.7%
Chemicals - 0.3%
Celanese Corp. 4.25%	132,600	2,096,406
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	3,072	1,855,291
6.75%	10,200	422,525
		2,277,816
TOTAL MATERIALS		4,374,222
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (g)	3,150	$ 3,786,300
Multi-Utilities - 1.1%
CMS Energy Corp. 4.50%	116,000	6,196,720
TOTAL UTILITIES		9,983,020
TOTAL CONVERTIBLE PREFERRED STOCKS		36,162,305
Nonconvertible Preferred Stocks - 13.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	492,400
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	30	2,700,000
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,350,000
FINANCIALS - 5.7%
Capital Markets - 1.2%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,054,400
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	488,000
Series D, 4.00%	260,000	2,795,000
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	97,700	759,129
Series H, 3.97%	70,000	521,500
Morgan Stanley Capital I Trust 6.60%	120,000	1,683,600
		7,301,629
Commercial Banks - 1.7%
ABN AMRO Capital Funding Trust V 5.90%	20,000	216,400
ABN Amro Capital Funding Trust VII 6.08%	40,400	412,080
Barclays Bank PLC Series 2	40,000	548,000
BNY Capital V 5.95%	115,000	2,195,350
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,150,000
Keycorp Capital IX 6.75%	40,000	546,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	$ 367,200
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	340,000
6.50%	40,000	597,600
6.80%	160,000	2,540,800
USB Capital XII 6.30%	80,000	1,517,600
		10,431,030
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	26,676
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	306,600
Series E, 4.00%	80,000	720,000
Series H, 8.20%	80,000	1,665,600
CIT Group, Inc. Series B, 5.189%	15,000	330,000
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	1,148,800
General Electric Capital Corp. 6.05%	80,000	1,621,600
		5,792,600
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	356,000
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,027,000
Hospitality Properties Trust:
Series B, 8.875%	125,000	1,750,000
Series C, 7.00%	100,000	1,315,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	337,800
Public Storage Series M, 6.625%	80,000	1,440,000
Vornado Realty Trust Series E, 7.00%	40,000	599,200
		6,469,000
Thrifts & Mortgage Finance - 0.6%
Countrywide Capital V 7.00%	80,000	1,080,800
Fannie Mae:
Series E, 5.10%	27,562	27,562
Series H, 5.81%	71,200	136,704
Series I, 5.375%	5,000	7,900
Series L, 5.125%	140,900	221,213
Series N, 5.50%	92,650	169,550
Series O, 7.00%	42,200	38,824
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series R, 7.65%	40,000	$ 42,400
Series T, 8.25%	40,000	42,000
Freddie Mac:
5.30%	40,000	80,000
Series F, 5.00%	68,500	54,800
Series H, 5.10%	10,300	6,386
Series K, 5.79%	25,200	40,824
Series O, 5.81%	19,500	25,155
Series R, 5.70%	117,000	99,450
Series S, 4.2619%	10,000	8,500
Series U, 5.90%	40,000	17,200
Series V, 5.57%	566,000	322,620
Series W, 5.66%	161,600	80,800
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,092,800
		3,595,488
TOTAL FINANCIALS		33,972,423
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	722,700
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	382,400
TOTAL MATERIALS		1,105,100
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.375%	281,800	6,554,668
UTILITIES - 5.6%
Electric Utilities - 4.9%
Alabama Power Co.:
4.60%	2,000	100,000
5.20%	120,000	2,314,800
5.30%	88,600	1,675,426
5.625%	80,000	1,805,000
6.45%	80,000	1,607,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	850,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Co. 6.50%	106,050	$ 3,181,500
FPL Group Capital Trust I 5.875%	20,000	429,000
FPL Group Capital, Inc. Series E, 7.45%	80,000	1,964,000
Mid-American Energy Co. 4.40%	5,000	442,344
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	329,550
Series B, 5.50%	61,900	1,299,900
Series D 5.00%	69,200	1,339,020
PPL Electric Utilities Corp. 6.25%	230,000	4,945,000
Southern California Edison Co.:
4.78%	46,500	895,125
6.125%	35,000	2,507,750
Series B, 4.08%	27,271	452,699
Series C:
4.24%	94,600	1,560,900
6.00%	20,000	1,100,000
Series D, 4.32%	15,000	256,500
		29,056,018
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	239,880
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,345,199
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,114,112
TOTAL UTILITIES		33,410,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,584,601
TOTAL PREFERRED STOCKS (Cost $225,320,390)		116,746,906
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	3,000,000	$ 1,691,358
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	577,026
(Cost $4,000,000)		2,268,384
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	8,788,171	8,788,171
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,269,145	2,269,145
TOTAL MONEY MARKET FUNDS (Cost $11,057,316)		11,057,316
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $876,949,384)		597,599,505
NET OTHER ASSETS - 0.0%		122,313
NET ASSETS - 100%		$ 597,721,818
Security Type Abbreviations

PIERS	-	Preferred Income Equity Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,325,665 or 4.7% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 537,621
Fidelity Securities Lending Cash Central Fund	206,012
Total	$ 743,633
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 597,599,505	$ 431,269,746	$ 164,329,759	$ 2,000,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,464)
Cost of Purchases	2,000,000
Proceeds of Sales	(1,143,335)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 2,000,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.3%
BBB	2.6%
BB	4.5%
B	3.4%
CCC,CC,C	1.1%
Not Rated	2.7%
Equities	81.6%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $132,429,856 all of which will expire on November 30, 2016.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $58,883,520 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008
Assets
Investment in securities, at value (including securities loaned of $2,168,040) - See accompanying schedule: Unaffiliated issuers (cost $865,892,068)	$ 586,542,189
Fidelity Central Funds (cost $11,057,316)	11,057,316
Total Investments (cost $876,949,384)		$ 597,599,505
Cash		29,170
Receivable for investments sold		10,413,048
Receivable for fund shares sold		208,872
Dividends receivable		1,666,872
Interest receivable		1,153,090
Distributions receivable from Fidelity Central Funds		17,396
Prepaid expenses		8,129
Other receivables		3,636
Total assets		611,099,718

Liabilities
Payable for investments purchased	$ 9,236,816
Payable for fund shares redeemed	1,257,866
Accrued management fee	291,162
Distribution fees payable	90,486
Other affiliated payables	188,643
Other payables and accrued expenses	43,782
Collateral on securities loaned, at value	2,269,145
Total liabilities		13,377,900

Net Assets		$ 597,721,818
Net Assets consist of:
Paid in capital		$ 1,086,314,926
Undistributed net investment income		1,677,155
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(210,919,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(279,350,514)
Net Assets		$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,691,097 ÷ 10,289,950 shares)	$ 6.87

Maximum offering price per share (100/94.25 of $6.87)	$ 7.29
Class T: Net Asset Value and redemption price per share ($58,676,980 ÷ 8,547,135 shares)	$ 6.87

Maximum offering price per share (100/96.50 of $6.87)	$ 7.12
Class B: Net Asset Value and offering price per share ($15,374,647 ÷ 2,244,526 shares)A	$ 6.85

Class C: Net Asset Value and offering price per share ($42,499,086 ÷ 6,202,027 shares)A	$ 6.85

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($392,339,504 ÷ 56,896,198 shares)	$ 6.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,140,504 ÷ 2,634,082 shares)	$ 6.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2008
Investment Income
Dividends		$ 29,973,067
Interest		6,924,674
Income from Fidelity Central Funds		743,633
Total income		37,641,374

Expenses
Management fee	$ 6,650,961
Transfer agent fees	2,594,203
Distribution fees	2,048,643
Accounting and security lending fees	385,895
Custodian fees and expenses	60,568
Independent trustees' compensation	5,387
Registration fees	83,031
Audit	49,941
Legal	14,567
Interest	1,485
Miscellaneous	9,190
Total expenses before reductions	11,903,871
Expense reductions	(19,186)	11,884,685
Net investment income (loss)		25,756,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(200,132,576)
Investment not meeting investment restrictions	7,503
Foreign currency transactions	(37,283)
Total net realized gain (loss)		(200,162,356)
Change in net unrealized appreciation (depreciation) on: Investment securities	(389,117,065)
Assets and liabilities in foreign currencies	(641)
Total change in net unrealized appreciation (depreciation)		(389,117,706)
Net gain (loss)		(589,280,062)
Net increase (decrease) in net assets resulting from operations		$ (563,523,373)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,756,689	$ 27,133,824
Net realized gain (loss)	(200,162,356)	81,287,179
Change in net unrealized appreciation (depreciation)	(389,117,706)	(60,780,076)
Net increase (decrease) in net assets resulting from operations	(563,523,373)	47,640,927
Distributions to shareholders from net investment income	(29,829,746)	(24,961,705)
Distributions to shareholders from net realized gain	(76,044,131)	(67,051,469)
Total distributions	(105,873,877)	(92,013,174)
Share transactions - net increase (decrease)	(410,318,849)	343,480,119
Total increase (decrease) in net assets	(1,079,716,099)	299,107,872

Net Assets
Beginning of period	1,677,437,917	1,378,330,045
End of period (including undistributed net investment income of $1,677,155 and undistributed net investment income of $6,071,537, respectively)	$ 597,721,818	$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.20	.19	.18	.16
Net realized and unrealized gain (loss)	(5.77)	.28	1.61	1.10	1.04
Total from investment operations	(5.54)	.48	1.80	1.28	1.20
Distributions from net investment income	(.26)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.87)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	(44.44)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.11%	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	2.05%	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,691	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.17	.16	.13
Net realized and unrealized gain (loss)	(5.75)	.27	1.59	1.09	1.04
Total from investment operations	(5.55)	.44	1.76	1.25	1.17
Distributions from net investment income	(.23)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.84)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	(44.51)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.35%	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	1.81%	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,677	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.09	.09	.09	.09
Net realized and unrealized gain (loss)	(5.75)	.28	1.59	1.09	1.03
Total from investment operations	(5.61)	.37	1.68	1.18	1.12
Distributions from net investment income	(.16)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.77)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	(44.88) %	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.92%	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91%	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	1.25%	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,375	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.10	.10	.10	.09
Net realized and unrealized gain (loss)	(5.75)	.27	1.58	1.09	1.03
Total from investment operations	(5.61)	.37	1.68	1.19	1.12
Distributions from net investment income	(.16)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.77)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	(44.87)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.88%	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	1.29%	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,499	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.25	.24	.22	.19
Net realized and unrealized gain (loss)	(5.78)	.27	1.60	1.11	1.04
Total from investment operations	(5.52)	.52	1.84	1.33	1.23
Distributions from net investment income	(.30)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.91)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	(44.24)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.81%	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.81%	.78%	.79%	.79%	.87% A
Net investment income (loss)	2.35%	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.24	.23	.22	.19
Net realized and unrealized gain (loss)	(5.77)	.28	1.59	1.10	1.04
Total from investment operations	(5.51)	.52	1.82	1.32	1.23
Distributions from net investment income	(.30)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.91)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	(44.23)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.83%	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.83%	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.83%	.80%	.82%	.81%	.85% A
Net investment income (loss)	2.34%	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,141	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2008

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,304,612
Unrealized depreciation	(312,662,380)
Net unrealized appreciation (depreciation)	(298,357,768)
Undistributed ordinary income	1,077,394
Capital loss carryforward	(132,429,856)

Cost for federal income tax purposes	$ 895,957,273

The tax character of distributions paid was as follows:

	November 30, 2008	November 30, 2007
Ordinary Income	$ 51,009,278	$ 28,163,094
Long-term Capital Gains	54,864,599	63,850,080
Total	$ 105,873,877	$ 92,013,174

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,338,687,159 and $1,805,494,996, respectively. The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 342,567	$ 24,557
Class T	.25%	.25%	594,946	12,687
Class B	.75%	.25%	287,321	215,879
Class C	.75%	.25%	823,809	200,783
			$ 2,048,643	$ 453,906

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,230
Class T	23,294
Class B*	85,405
Class C*	19,918
$ 211,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Strategic Dividend & Income shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 341,953.25
Class T	286,366.24
Class B	87,270.30
Class C	218,750.27
Strategic Dividend & Income	1,594,566.20
Institutional Class	65,298.22
	$ 2,594,203

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,618 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,444,000	3.70%	$ 1,485

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,672 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $206,012.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,175 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,860. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 143
Strategic Dividend & Income	1,564
Institutional Class	444
$ 2,151

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,253, which is recorded in the accompanying Statement of Operations.

Annual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2008	2007
From net investment income
Class A	$ 3,230,213	$ 1,659,834
Class T	2,477,400	1,803,121
Class B	418,059	207,762
Class C	1,228,715	656,096
Strategic Dividend & Income	21,658,876	20,174,303
Institutional Class	816,483	460,589
Total	$ 29,829,746	$ 24,961,705
From net realized gain
Class A	$ 7,739,913	$ 3,476,044
Class T	7,183,781	5,864,593
Class B	1,725,963	1,178,860
Class C	4,866,308	3,680,940
Strategic Dividend & Income	52,877,519	52,196,348
Institutional Class	1,650,647	654,684
Total	$ 76,044,131	$ 67,051,469

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2008	2007	2008	2007
Class A
Shares sold	3,319,824	9,202,276	$ 38,753,583	$ 125,609,242
Reinvestment of distributions	815,447	324,134	9,796,514	4,316,521
Shares redeemed	(6,388,586)	(2,115,549)	(67,574,934)	(28,515,536)
Net increase (decrease)	(2,253,315)	7,410,861	$ (19,024,837)	$ 101,410,227

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2008	2007	2008	2007
Class T
Shares sold	1,080,061	5,412,451	$ 12,422,009	$ 73,116,647
Reinvestment of distributions	714,773	515,154	8,638,603	6,807,283
Shares redeemed	(5,232,896)	(2,728,865)	(54,907,682)	(36,971,413)
Net increase (decrease)	(3,438,062)	3,198,740	$ (33,847,070)	$ 42,952,517
Class B
Shares sold	365,921	1,488,228	$ 4,134,888	$ 20,168,960
Reinvestment of distributions	145,154	84,796	1,761,098	1,114,512
Shares redeemed	(1,085,711)	(516,972)	(11,650,605)	(6,968,443)
Net increase (decrease)	(574,636)	1,056,052	$ (5,754,619)	$ 14,315,029
Class C
Shares sold	1,138,047	3,860,667	$ 13,142,979	$ 52,345,524
Reinvestment of distributions	398,516	259,139	4,839,623	3,407,525
Shares redeemed	(3,354,748)	(1,631,836)	(35,492,461)	(22,089,331)
Net increase (decrease)	(1,818,185)	2,487,970	$ (17,509,859)	$ 33,663,718
Strategic Dividend & Income
Shares sold	7,634,377	40,384,688	$ 87,326,128	$ 548,453,896
Reinvestment of distributions	5,520,287	4,871,099	66,760,848	64,672,261
Shares redeemed	(44,199,145)	(35,835,911)	(487,932,459)	(485,849,599)
Net increase (decrease)	(31,044,481)	9,419,876	$ (333,845,483)	$ 127,276,558
Institutional Class
Shares sold	942,187	2,239,208	$ 10,429,556	$ 30,847,189
Reinvestment of distributions	142,399	40,647	1,705,367	549,750
Shares redeemed	(1,182,288)	(554,347)	(12,471,904)	(7,534,869)
Net increase (decrease)	(97,702)	1,725,508	$ (336,981)	$ 23,862,070

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 29, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Kenneally may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Name, Age; Principal Occupation
Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Name, Age; Principal Occupation
Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Name, Age; Principal Occupation
Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

Strategic Dividend & Income designates 9%, 74%, 74%, and 74% of the dividends distributed in December 2007, April 2008, July 2008, and October 2008, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Strategic Dividend & Income designates 12%, 81%, 81%, and 81% of the dividends distributed in December 2007, April 2008, July 2008, and October 2008, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 0.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also stated that the investment performance of Fidelity Strategic Dividend & Income (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SDI-UANN-0109
1.802527.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Dividend & Income
Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2008	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	-47.63%	-4.90%
Class T (incl. 3.50% sales charge)	-46.45%	-4.65%
Class B (incl. contingent deferred sales charge) B	-47.47%	-4.85%
Class C (incl. contingent deferred sales charge) C	-45.39%	-4.48%

A From December 23, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity Advisor Strategic Dividend & Income Fund

The falling markets took no prisoners during the 12 months ending November 30, 2008, especially during the second half of the period, as the credit crunch and signs of slower economic growth threw the global capital markets into a sharp downward spiral. Returns for the four asset classes that make up Fidelity Advisor Strategic Dividend & Income Fund's Composite Index all dipped significantly, with investor confidence ebbing continuously in the face of global economic uncertainty. The Russell 3000® Value Index, a broad proxy for value-oriented U.S. stocks, was off a disappointing 37.95% for the 12-month period. The National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index turned in an even weaker performance, sliding 49.19%, as the woes of the residential housing market began to bleed into commercial real estate projects as well. Worse still, preferred stocks, as represented by the Merrill Lynch® Preferred Stock DRD-Eligible Securities Index, recorded a 56.76% drop during the period, which reflected in part the index's high concentration of issuers in the troubled financials sector. Convertible bonds - whose convertibility option often makes them behave more like equities - traded within a similar range as most equity indexes, producing a 36.87% decline, as measured by the Merrill Lynch All U.S. Convertible Securities ex Convertible Preferreds Index.

During the year, the fund's Class A, Class T, Class B and Class C shares returned -44.44%, -44.51%, -44.88% and -44.87%, respectively (excluding sales charges), coming up short of the fund's Composite index, which posted a -42.06% return. Our asset allocation strategy - to underweight the financials-heavy real estate investment trust (REIT) and preferred stock sleeves, while slightly overweighting the convertible bond and large-cap value equity sleeves and maintaining a sizable weighting in cash - helped our relative performance during the period. However, unfavorable security selection in three of the four asset classes more than offset that edge and drove the fund's underperformance versus the Composite index. The REIT subportfolio's poor relative performance came mostly from troubled picks in the industrial and regional malls groups. The large-cap value sleeve registered subpar performance because of a big overweighting in information technology and some unrewarding stock picks in the financials sector. In convertible bonds, a few underperformers in transportation and energy were the most detrimental to the subportfolio. The preferred stock sleeve outperformed its benchmark mainly due to its substantial underweighting in agency securities, primarily those of Fannie Mae and Freddie Mac, the big mortgage underwriters that essentially collapsed during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Class A	1.13%
Actual		$ 1,000.00	$ 565.90	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.70
Class T	1.37%
Actual		$ 1,000.00	$ 565.50	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.91
Class B	1.91%
Actual		$ 1,000.00	$ 563.40	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.89%
Actual		$ 1,000.00	$ 563.40	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,015.55	$ 9.52
Strategic Dividend and Income	.83%
Actual		$ 1,000.00	$ 566.60	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	.84%
Actual		$ 1,000.00	$ 566.70	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.2	2.2
JPMorgan Chase & Co.	2.1	1.4
Chevron Corp.	1.9	1.3
Chesapeake Energy Corp. 2.5% 5/15/37	1.6	2.0
Wells Fargo & Co.	1.5	0.7
AT&T, Inc.	1.4	1.2
General Electric Co.	1.3	0.2
Bank of America Corp.	1.3	1.0
LifePoint Hospitals, Inc. 3.5% 5/15/14	1.2	0.8
CACI International, Inc. 2.125% 5/1/14	1.2	0.7
	17.7
Top Five Market Sectors as of November 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.6	40.2
Energy	12.2	12.8
Utilities	10.3	7.2
Information Technology	9.3	11.8
Health Care	9.0	5.5
Asset Allocation (% of fund's net assets)
As of November 30, 2008 *		As of May 31, 2008 **
	Common Stocks and Investment Companies 62.1%		Common Stocks and Investment Companies 65.0%
	Preferred Stocks 19.5%		Preferred Stocks 19.3%
	Convertible Bonds 14.2%		Convertible Bonds 13.3%
	Other Investments 2.4%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	7.2%	** Foreign investments	7.0%

Annual Report

Investments November 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 16.2%
	Principal Amount	Value
Convertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
ArvinMeritor, Inc.:
4% 2/15/27	$ 1,000	$ 300
4.625% 3/1/26 (e)	1,000	317
		617
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (g)	2,250,000	923,063
3.375% 7/15/16	3,600,000	1,476,900
		2,399,963
Media - 0.5%
Lamar Advertising Co. 2.875% 12/31/10	3,220,000	2,447,200
Regal Entertainment Group 6.25% 3/15/11 (g)	560,000	377,446
XM Satellite Radio, Inc. 7% 12/1/14 (g)	1,000,000	144,100
		2,968,746
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	260,000	130,065
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	99,760
TOTAL CONSUMER DISCRETIONARY		5,599,151
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	1,000,000	1,070,200
Food & Staples Retailing - 1.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	3,570,000	1,595,540
Rite Aid Corp. 8.5% 5/15/15	500,000	141,250
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	10,310,000	5,643,592
		7,380,382
Food Products - 0.2%
Smithfield Foods, Inc. 4% 6/30/13	980,000	475,398
Tyson Foods, Inc. 3.25% 10/15/13	610,000	441,884
		917,282
TOTAL CONSUMER STAPLES		9,367,864
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 2.7%
Energy Equipment & Services - 0.7%
SESI LLC 1.5% 12/15/26 (e)(g)	$ 1,240,000	$ 870,976
Transocean, Inc. Series B, 1.5% 12/15/37	4,340,000	3,385,200
		4,256,176
Oil, Gas & Consumable Fuels - 2.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	2,480,000	1,616,220
Chesapeake Energy Corp. 2.5% 5/15/37	17,520,000	9,371,448
Peabody Energy Corp. 4.75% 12/15/66	1,570,000	899,924
		11,887,592
TOTAL ENERGY		16,143,768
FINANCIALS - 1.8%
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	2,600,000	1,673,435
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)	140,000	86,937
Health Care REIT, Inc. 4.75% 12/1/26	2,910,000	2,536,647
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	1,470,000	904,050
ProLogis Trust 1.875% 11/15/37	1,360,000	449,494
SL Green Realty Corp. 3% 3/30/27 (g)	600,000	329,559
Ventas, Inc. 3.875% 11/15/11 (g)	5,980,000	4,320,984
Vornado Realty LP 3.875% 4/15/25	200,000	154,180
Vornado Realty Trust 2.85% 4/1/27	120,000	77,791
		8,859,642
TOTAL FINANCIALS		10,533,077
HEALTH CARE - 2.8%
Biotechnology - 0.2%
Amgen, Inc.:
0.125% 2/1/11	320,000	288,864
0.375% 2/1/13	290,000	250,125
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	342,593
		881,582
Health Care Equipment & Supplies - 1.1%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,620,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Beckman Coulter, Inc.: - continued
2.5% 12/15/36	$ 350,000	$ 283,500
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	2,480,000
3% 5/15/16	1,700,000	1,054,000
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	1,290,000	741,227
Medtronic, Inc. 1.625% 4/15/13	590,000	427,284
		6,606,011
Health Care Providers & Services - 1.2%
LifePoint Hospitals, Inc. 3.5% 5/15/14	12,130,000	7,403,591
Life Sciences Tools & Services - 0.3%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,270,000	1,909,445
Pharmaceuticals - 0.0%
Mylan, Inc. 1.25% 3/15/12	230,000	148,879
TOTAL HEALTH CARE		16,949,508
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	500,000	484,000
3% 8/15/24	1,080,000	1,210,161
		1,694,161
Electrical Equipment - 0.1%
General Cable Corp. 0.875% 11/15/13	530,000	270,629
Machinery - 0.1%
AGCO Corp. 1.25% 12/15/36	250,000	179,625
Barnes Group, Inc. 3.375% 3/15/27	320,000	204,160
Danaher Corp. 0% 1/22/21	130,000	108,853
		492,638
Professional Services - 0.0%
FTI Consulting, Inc. 3.75% 7/15/12	140,000	248,960
TOTAL INDUSTRIALS		2,706,388
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 1.2%
Finisar Corp. 2.5% 10/15/10	$ 4,660,000	$ 3,320,250
L-3 Communications Corp. 3% 8/1/35	3,700,000	3,417,875
Lucent Technologies, Inc. 2.875% 6/15/23	360,000	259,200
		6,997,325
Computers & Peripherals - 0.1%
EMC Corp. 1.75% 12/1/13	930,000	810,644
Electronic Equipment & Components - 0.8%
Avnet, Inc. 2% 3/15/34 (g)	520,000	507,000
Flextronics International Ltd. 1% 8/1/10	890,000	698,650
Itron, Inc. 2.5% 8/1/26	1,410,000	1,211,331
L-1 Identity Solutions, Inc. 3.75% 5/15/27	5,030,000	2,516,572
		4,933,553
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	250,000	173,325
IT Services - 1.2%
CACI International, Inc. 2.125% 5/1/14	7,760,000	7,171,065
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	682,080
Diodes, Inc. 2.25% 10/1/26	420,000	205,785
Intel Corp. 2.95% 12/15/35	530,000	391,008
ON Semiconductor Corp. 2.625% 12/15/26	2,730,000	1,355,718
		2,634,591
Software - 0.0%
Symantec Corp. 1% 6/15/13	110,000	87,989
TOTAL INFORMATION TECHNOLOGY		22,808,492
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	1,210,000	604,153
TOTAL CONVERTIBLE BONDS		84,712,401
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 2.0%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	$ 535,000	$ 353,100
FINANCIALS - 1.7%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,173,686
Lehman Brothers Holdings, Inc.:
3.0113% (d)(h)	1,000,000	100
5.857% (d)(h)	1,000,000	100
		2,173,886
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	984,160
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	765,623
Wells Fargo Capital XIII 7.7% (h)	2,000,000	1,622,462
		3,372,245
Diversified Financial Services - 0.7%
Citigroup, Inc. 8.4% (h)	1,000,000	590,450
Goldman Sachs Capital II 5.793% (h)	2,000,000	751,050
JPMorgan Chase & Co. 7.9% (h)	4,000,000	3,131,360
		4,472,860
TOTAL FINANCIALS		10,018,991
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	1,500,000
TOTAL NONCONVERTIBLE BONDS		11,872,091
TOTAL CORPORATE BONDS (Cost $142,304,646)		96,584,492
Common Stocks - 62.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.	366,173	$ 922,756
Gentex Corp.	39,000	342,030
Johnson Controls, Inc.	73,500	1,298,010
Tenneco, Inc. (a)	262,800	861,984
		3,424,780
Diversified Consumer Services - 0.7%
H&R Block, Inc.	45,100	862,763
Hillenbrand, Inc.	77,300	1,230,616
Service Corp. International	246,100	1,432,302
Stewart Enterprises, Inc. Class A	144,727	461,679
		3,987,360
Hotels, Restaurants & Leisure - 1.2%
Centerplate, Inc. unit	268,800	349,440
Gaylord Entertainment Co. (a)(f)	29,100	267,429
Las Vegas Sands Corp. unit (a)	20,000	2,000,000
Marriott International, Inc. Class A	39,900	669,921
McDonald's Corp.	49,149	2,887,504
Starwood Hotels & Resorts Worldwide, Inc.	38,400	647,424
WMS Industries, Inc. (a)	14,300	352,495
		7,174,213
Household Durables - 1.9%
Black & Decker Corp.	25,600	1,086,464
Centex Corp.	111,800	1,024,088
D.R. Horton, Inc.	122,300	840,201
Jarden Corp. (a)	59,000	736,320
KB Home	123,098	1,431,630
Meritage Homes Corp. (a)	117,600	1,458,240
NVR, Inc. (a)	1,100	477,675
Pulte Homes, Inc.	166,400	1,772,160
Ryland Group, Inc.	98,400	1,669,848
The Stanley Works	24,610	782,352
Toll Brothers, Inc. (a)	7,200	143,496
		11,422,474
Media - 0.4%
The Walt Disney Co.	62,700	1,412,004
Time Warner, Inc.	118,300	1,070,615
		2,482,619
Specialty Retail - 1.0%
AutoZone, Inc. (a)	5,000	546,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	13,700	$ 283,727
Home Depot, Inc.	33,200	767,252
Office Depot, Inc. (a)	120,400	237,188
OfficeMax, Inc.	91,600	499,220
Staples, Inc.	50,500	876,680
The Children's Place Retail Stores, Inc. (a)	56,240	1,318,828
The Men's Wearhouse, Inc.	30,100	320,264
Williams-Sonoma, Inc.	154,200	1,080,942
		5,930,201
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	15,600	673,920
VF Corp.	14,700	768,663
		1,442,583
TOTAL CONSUMER DISCRETIONARY		35,864,230
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Anheuser Busch InBev NV	21,400	352,618
Carlsberg AS:
Series A	9,800	368,945
Series B	3,475	105,368
The Coca-Cola Co.	26,421	1,238,352
		2,065,283
Food & Staples Retailing - 0.7%
Kroger Co.	45,100	1,247,466
Wal-Mart Stores, Inc.	46,700	2,609,596
Winn-Dixie Stores, Inc. (a)	37,966	567,592
		4,424,654
Food Products - 0.5%
B&G Foods, Inc. unit	156,900	1,620,777
Cermaq ASA	135,900	588,976
Lighthouse Caledonia ASA	17,750	5,147
Tyson Foods, Inc. Class A	95,900	643,489
		2,858,389
Household Products - 0.7%
Procter & Gamble Co.	60,600	3,899,610
Tobacco - 0.6%
Altria Group, Inc.	57,800	929,424
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC (United Kingdom)	23,000	$ 602,038
Philip Morris International, Inc.	47,700	2,011,032
		3,542,494
TOTAL CONSUMER STAPLES		16,790,430
ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Chesapeake Energy Corp.	144,000	2,473,920
Chevron Corp.	143,400	11,330,034
ConocoPhillips	41,300	2,169,076
Exxon Mobil Corp.	313,825	25,153,069
Noble Energy, Inc.	51,800	2,708,104
Southwestern Energy Co. (a)	95,000	3,265,150
Ultra Petroleum Corp. (a)	58,800	2,389,044
		49,488,397
FINANCIALS - 22.9%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	74,239	2,242,760
Charles Schwab Corp.	94,900	1,739,517
Fortress Investment Group LLC (f)	96,900	295,545
Goldman Sachs Group, Inc.	26,200	2,069,538
Morgan Stanley	126,200	1,861,450
State Street Corp.	42,200	1,777,042
		9,985,852
Commercial Banks - 2.2%
Capitol Bancorp Ltd. (f)	23,360	128,480
First Merchants Corp.	5,742	115,816
KeyCorp	84,800	795,424
PacWest Bancorp	25,000	665,000
PNC Financial Services Group, Inc.	16,900	891,813
U.S. Bancorp, Delaware	53,000	1,429,940
UCBH Holdings, Inc.	62,700	290,928
Wells Fargo & Co.	305,800	8,834,562
		13,151,963
Diversified Financial Services - 4.4%
Bank of America Corp.	456,769	7,422,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	715,000	$ 5,927,350
JPMorgan Chase & Co.	399,440	12,646,270
		25,996,116
Insurance - 3.6%
ACE Ltd.	31,900	1,666,775
AFLAC, Inc.	36,500	1,689,950
Axis Capital Holdings Ltd.	94,718	2,397,313
Endurance Specialty Holdings Ltd.	78,200	2,105,144
Everest Re Group Ltd.	56,600	4,440,836
MetLife, Inc.	26,798	770,710
Platinum Underwriters Holdings Ltd.	84,266	2,589,494
Reinsurance Group of America, Inc.	4,561	185,177
RenaissanceRe Holdings Ltd.	45,200	2,130,276
The Travelers Companies, Inc.	36,900	1,610,685
Willis Group Holdings Ltd.	67,474	1,556,625
XL Capital Ltd. Class A	27,800	139,834
		21,282,819
Real Estate Investment Trusts - 10.6%
Alexandria Real Estate Equities, Inc.	30,100	1,332,828
American Campus Communities, Inc.	99,900	2,236,761
Apartment Investment & Management Co. Class A	118,139	1,355,054
AvalonBay Communities, Inc.	14,760	895,489
Boston Properties, Inc.	32,714	1,746,928
Camden Property Trust (SBI)	72,900	1,929,663
CapitalSource, Inc.	108,500	565,285
CBL & Associates Properties, Inc.	5,500	22,385
Corporate Office Properties Trust (SBI)	93,600	2,780,856
Developers Diversified Realty Corp.	166,900	801,120
Digital Realty Trust, Inc.	98,100	2,684,016
Equity Residential (SBI)	71,980	2,190,351
Essex Property Trust, Inc.	21,800	1,885,046
General Growth Properties, Inc.	63,225	87,251
HCP, Inc.	47,700	985,959
Healthcare Realty Trust, Inc.	120,600	2,313,108
Highwoods Properties, Inc. (SBI)	138,500	3,307,380
Home Properties, Inc. (f)	62,200	2,425,800
Host Hotels & Resorts, Inc.	90,745	682,402
Inland Real Estate Corp.	145,600	1,626,352
Kilroy Realty Corp.	32,600	993,322
Kimco Realty Corp.	74,738	1,057,543
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	137,400	$ 1,211,868
Omega Healthcare Investors, Inc.	14,900	197,276
Pennsylvania Real Estate Investment Trust (SBI)	110,900	499,050
Plum Creek Timber Co., Inc.	41,100	1,462,749
Potlatch Corp.	57,530	1,534,900
ProLogis Trust	285,765	1,094,480
Public Storage	72,836	5,090,508
Rayonier, Inc.	36,120	1,206,408
Regency Centers Corp.	39,700	1,413,717
Simon Property Group, Inc.	98,010	4,655,475
SL Green Realty Corp.	101,100	1,916,856
Tanger Factory Outlet Centers, Inc.	36,900	1,352,016
Ventas, Inc.	126,400	2,904,672
Vornado Realty Trust	93,950	5,021,628
		63,466,502
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	12,000	87,840
CB Richard Ellis Group, Inc. Class A (a)	292,700	1,334,712
		1,422,552
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	114,000	1,487,700
TOTAL FINANCIALS		136,793,504
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Amgen, Inc. (a)	56,900	3,160,226
Biogen Idec, Inc. (a)	17,700	748,887
Cubist Pharmaceuticals, Inc. (a)	31,200	766,272
		4,675,385
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	32,600	1,724,540
Boston Scientific Corp. (a)	101,900	628,723
Covidien Ltd.	61,082	2,250,872
Hill-Rom Holdings, Inc.	31,100	638,794
Hospira, Inc. (a)	28,300	849,849
		6,092,778
Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.	25,700	805,695
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	10,500	$ 28,560
Emeritus Corp. (a)	106,201	724,291
HealthSouth Corp. (a)	57,898	569,716
Medco Health Solutions, Inc. (a)	62,570	2,627,940
PSS World Medical, Inc. (a)	81,500	1,417,285
Universal Health Services, Inc. Class B	25,500	947,325
		7,120,812
Pharmaceuticals - 3.1%
Johnson & Johnson	120,900	7,082,322
Merck & Co., Inc.	68,900	1,841,008
Novartis AG sponsored ADR	15,400	722,568
Pfizer, Inc.	214,800	3,529,164
Schering-Plough Corp.	89,900	1,511,219
Sepracor, Inc. (a)	74,148	871,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,100	1,298,815
Wyeth	43,700	1,573,637
		18,430,713
TOTAL HEALTH CARE		36,319,688
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
Heico Corp. Class A	43,961	1,021,654
Lockheed Martin Corp.	20,600	1,588,466
Northrop Grumman Corp.	19,000	778,050
Raytheon Co.	22,700	1,107,760
Stanley, Inc. (a)	22,200	708,180
		5,204,110
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	21,200	1,221,120
Airlines - 0.2%
AirTran Holdings, Inc. (a)	57,521	196,147
Delta Air Lines, Inc. (a)	65,475	576,835
US Airways Group, Inc. (a)	36,500	217,540
		990,522
Building Products - 0.3%
Owens Corning (a)	111,900	1,784,805
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	196,600	$ 2,111,484
R.R. Donnelley & Sons Co.	43,000	548,680
		2,660,164
Industrial Conglomerates - 1.3%
General Electric Co.	441,700	7,583,989
Machinery - 0.4%
Cummins, Inc.	32,500	831,350
Pentair, Inc.	50,437	1,253,864
		2,085,214
Professional Services - 0.2%
Equifax, Inc.	27,200	692,240
Experian PLC	120,607	733,341
		1,425,581
Road & Rail - 0.3%
Norfolk Southern Corp.	16,700	826,149
Union Pacific Corp.	24,300	1,215,972
		2,042,121
TOTAL INDUSTRIALS		24,997,626
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	115,800	1,915,332
Juniper Networks, Inc. (a)	108,200	1,880,516
Motorola, Inc.	71,000	306,010
		4,101,858
Computers & Peripherals - 0.5%
International Business Machines Corp.	20,200	1,648,320
NCR Corp. (a)	94,800	1,439,064
		3,087,384
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	12,500	235,375
Amphenol Corp. Class A	136,900	3,178,818
Arrow Electronics, Inc. (a)	42,100	580,980
Avnet, Inc. (a)	50,000	712,000
Cogent, Inc. (a)	49,200	661,248
Flextronics International Ltd. (a)	116,900	273,546
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	96,950	$ 1,044,152
Tyco Electronics Ltd.	35,225	580,508
		7,266,627
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	52,300	1,129,157
IT Services - 1.0%
Accenture Ltd. Class A	19,500	604,110
Fidelity National Information Services, Inc.	47,000	807,460
Lender Processing Services, Inc.	82,682	1,823,965
NCI, Inc. Class A (a)	26,611	765,865
The Western Union Co.	40,700	540,089
Visa, Inc.	28,900	1,518,984
		6,060,473
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	79,900	765,442
ASML Holding NV (NY Shares)	60,700	930,531
Broadcom Corp. Class A (a)	56,200	860,422
Intel Corp.	42,900	592,020
KLA-Tencor Corp.	30,400	571,824
Lam Research Corp. (a)	36,900	745,380
Micron Technology, Inc. (a)	192,700	527,998
ON Semiconductor Corp. (a)	379,300	1,107,556
Skyworks Solutions, Inc. (a)	52,100	280,819
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	125,333	896,131
Texas Instruments, Inc.	109,300	1,701,801
Tower Semiconductor Ltd. (a)	458,900	100,958
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	1,000,960
		10,081,842
Software - 0.2%
Microsoft Corp.	29,700	600,534
Nintendo Co. Ltd.	2,300	714,656
		1,315,190
TOTAL INFORMATION TECHNOLOGY		33,042,531
MATERIALS - 1.1%
Chemicals - 0.5%
Albemarle Corp.	56,156	1,141,651
Arkema	17,800	344,886
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	82,100	$ 948,255
Solutia, Inc. (a)	104,420	710,056
		3,144,848
Containers & Packaging - 0.3%
Pactiv Corp. (a)	39,900	997,101
Rock-Tenn Co. Class A	16,900	570,713
		1,567,814
Metals & Mining - 0.3%
Barrick Gold Corp.	11,800	348,766
Freeport-McMoRan Copper & Gold, Inc. Class B	10,600	254,294
Goldcorp, Inc.	12,100	327,188
Kinross Gold Corp.	24,200	357,145
Newmont Mining Corp.	9,000	302,850
		1,590,243
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	8,700	327,294
TOTAL MATERIALS		6,630,199
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	296,315	8,462,756
CenturyTel, Inc.	28,689	761,980
Verizon Communications, Inc.	162,900	5,318,685
		14,543,421
UTILITIES - 2.8%
Electric Utilities - 1.5%
E.ON AG	17,000	598,480
Entergy Corp.	24,000	2,042,400
Exelon Corp.	62,100	3,490,641
FirstEnergy Corp.	42,900	2,513,082
		8,644,603
Multi-Utilities - 1.3%
OGE Energy Corp.	35,400	937,746
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	68,200	$ 3,182,894
Wisconsin Energy Corp.	85,300	3,707,138
		7,827,778
TOTAL UTILITIES		16,472,381
TOTAL COMMON STOCKS (Cost $494,267,032)		370,942,407
Preferred Stocks - 19.5%

Convertible Preferred Stocks - 6.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	2,494
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	45,450
Interpublic Group of Companies, Inc. 5.25%	1,600	633,986
		679,436
TOTAL CONSUMER DISCRETIONARY		681,930
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	26,300	929,442
Bunge Ltd. 5.125%	2,500	1,051,708
		1,981,150
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp. 4.50%	20,500	1,301,750
El Paso Corp. 4.99% (g)	5,000	3,415,077
		4,716,827
FINANCIALS - 2.1%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00%	12,200	229,933
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	1,600	142,800
Huntington Bancshares, Inc. 8.50%	1,400	1,008,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
KeyCorp Series A, 7.75%	6,400	$ 475,584
Wachovia Corp. 7.50%	2,950	1,849,650
		3,476,034
Diversified Financial Services - 1.5%
Bank of America Corp. Series L, 7.25%	6,299	3,850,264
Carriage Services Capital Trust 7.00% TIDES	45,000	1,350,000
CIT Group, Inc. Series C, 8.75%	8,000	149,200
Citigroup, Inc. Series T, 6.50%	129,100	3,380,806
		8,730,270
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	107,956
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	34,390	267,382
TOTAL FINANCIALS		12,811,575
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	1,100	447,128
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.0%
Avery Dennison Corp. 7.875%	6,500	203,515
Road & Rail - 0.2%
Kansas City Southern 5.125%	1,250	962,938
TOTAL INDUSTRIALS		1,166,453
MATERIALS - 0.7%
Chemicals - 0.3%
Celanese Corp. 4.25%	132,600	2,096,406
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	3,072	1,855,291
6.75%	10,200	422,525
		2,277,816
TOTAL MATERIALS		4,374,222
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (g)	3,150	$ 3,786,300
Multi-Utilities - 1.1%
CMS Energy Corp. 4.50%	116,000	6,196,720
TOTAL UTILITIES		9,983,020
TOTAL CONVERTIBLE PREFERRED STOCKS		36,162,305
Nonconvertible Preferred Stocks - 13.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	492,400
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	30	2,700,000
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,350,000
FINANCIALS - 5.7%
Capital Markets - 1.2%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,054,400
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	488,000
Series D, 4.00%	260,000	2,795,000
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	97,700	759,129
Series H, 3.97%	70,000	521,500
Morgan Stanley Capital I Trust 6.60%	120,000	1,683,600
		7,301,629
Commercial Banks - 1.7%
ABN AMRO Capital Funding Trust V 5.90%	20,000	216,400
ABN Amro Capital Funding Trust VII 6.08%	40,400	412,080
Barclays Bank PLC Series 2	40,000	548,000
BNY Capital V 5.95%	115,000	2,195,350
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,150,000
Keycorp Capital IX 6.75%	40,000	546,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	$ 367,200
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	340,000
6.50%	40,000	597,600
6.80%	160,000	2,540,800
USB Capital XII 6.30%	80,000	1,517,600
		10,431,030
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	26,676
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	306,600
Series E, 4.00%	80,000	720,000
Series H, 8.20%	80,000	1,665,600
CIT Group, Inc. Series B, 5.189%	15,000	330,000
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	1,148,800
General Electric Capital Corp. 6.05%	80,000	1,621,600
		5,792,600
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	356,000
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,027,000
Hospitality Properties Trust:
Series B, 8.875%	125,000	1,750,000
Series C, 7.00%	100,000	1,315,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	337,800
Public Storage Series M, 6.625%	80,000	1,440,000
Vornado Realty Trust Series E, 7.00%	40,000	599,200
		6,469,000
Thrifts & Mortgage Finance - 0.6%
Countrywide Capital V 7.00%	80,000	1,080,800
Fannie Mae:
Series E, 5.10%	27,562	27,562
Series H, 5.81%	71,200	136,704
Series I, 5.375%	5,000	7,900
Series L, 5.125%	140,900	221,213
Series N, 5.50%	92,650	169,550
Series O, 7.00%	42,200	38,824
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series R, 7.65%	40,000	$ 42,400
Series T, 8.25%	40,000	42,000
Freddie Mac:
5.30%	40,000	80,000
Series F, 5.00%	68,500	54,800
Series H, 5.10%	10,300	6,386
Series K, 5.79%	25,200	40,824
Series O, 5.81%	19,500	25,155
Series R, 5.70%	117,000	99,450
Series S, 4.2619%	10,000	8,500
Series U, 5.90%	40,000	17,200
Series V, 5.57%	566,000	322,620
Series W, 5.66%	161,600	80,800
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,092,800
		3,595,488
TOTAL FINANCIALS		33,972,423
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	722,700
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	382,400
TOTAL MATERIALS		1,105,100
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.375%	281,800	6,554,668
UTILITIES - 5.6%
Electric Utilities - 4.9%
Alabama Power Co.:
4.60%	2,000	100,000
5.20%	120,000	2,314,800
5.30%	88,600	1,675,426
5.625%	80,000	1,805,000
6.45%	80,000	1,607,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	850,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Co. 6.50%	106,050	$ 3,181,500
FPL Group Capital Trust I 5.875%	20,000	429,000
FPL Group Capital, Inc. Series E, 7.45%	80,000	1,964,000
Mid-American Energy Co. 4.40%	5,000	442,344
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	329,550
Series B, 5.50%	61,900	1,299,900
Series D 5.00%	69,200	1,339,020
PPL Electric Utilities Corp. 6.25%	230,000	4,945,000
Southern California Edison Co.:
4.78%	46,500	895,125
6.125%	35,000	2,507,750
Series B, 4.08%	27,271	452,699
Series C:
4.24%	94,600	1,560,900
6.00%	20,000	1,100,000
Series D, 4.32%	15,000	256,500
		29,056,018
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	239,880
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,345,199
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,114,112
TOTAL UTILITIES		33,410,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,584,601
TOTAL PREFERRED STOCKS (Cost $225,320,390)		116,746,906
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	3,000,000	$ 1,691,358
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	577,026
(Cost $4,000,000)		2,268,384
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	8,788,171	8,788,171
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,269,145	2,269,145
TOTAL MONEY MARKET FUNDS (Cost $11,057,316)		11,057,316
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $876,949,384)		597,599,505
NET OTHER ASSETS - 0.0%		122,313
NET ASSETS - 100%		$ 597,721,818
Security Type Abbreviations

PIERS	-	Preferred Income Equity Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,325,665 or 4.7% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 537,621
Fidelity Securities Lending Cash Central Fund	206,012
Total	$ 743,633
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 597,599,505	$ 431,269,746	$ 164,329,759	$ 2,000,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,464)
Cost of Purchases	2,000,000
Proceeds of Sales	(1,143,335)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 2,000,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.3%
BBB	2.6%
BB	4.5%
B	3.4%
CCC,CC,C	1.1%
Not Rated	2.7%
Equities	81.6%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $132,429,856 all of which will expire on November 30, 2016.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $58,883,520 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008
Assets
Investment in securities, at value (including securities loaned of $2,168,040) - See accompanying schedule: Unaffiliated issuers (cost $865,892,068)	$ 586,542,189
Fidelity Central Funds (cost $11,057,316)	11,057,316
Total Investments (cost $876,949,384)		$ 597,599,505
Cash		29,170
Receivable for investments sold		10,413,048
Receivable for fund shares sold		208,872
Dividends receivable		1,666,872
Interest receivable		1,153,090
Distributions receivable from Fidelity Central Funds		17,396
Prepaid expenses		8,129
Other receivables		3,636
Total assets		611,099,718

Liabilities
Payable for investments purchased	$ 9,236,816
Payable for fund shares redeemed	1,257,866
Accrued management fee	291,162
Distribution fees payable	90,486
Other affiliated payables	188,643
Other payables and accrued expenses	43,782
Collateral on securities loaned, at value	2,269,145
Total liabilities		13,377,900

Net Assets		$ 597,721,818
Net Assets consist of:
Paid in capital		$ 1,086,314,926
Undistributed net investment income		1,677,155
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(210,919,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(279,350,514)
Net Assets		$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,691,097 ÷ 10,289,950 shares)	$ 6.87

Maximum offering price per share (100/94.25 of $6.87)	$ 7.29
Class T: Net Asset Value and redemption price per share ($58,676,980 ÷ 8,547,135 shares)	$ 6.87

Maximum offering price per share (100/96.50 of $6.87)	$ 7.12
Class B: Net Asset Value and offering price per share ($15,374,647 ÷ 2,244,526 shares)A	$ 6.85

Class C: Net Asset Value and offering price per share ($42,499,086 ÷ 6,202,027 shares)A	$ 6.85

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($392,339,504 ÷ 56,896,198 shares)	$ 6.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,140,504 ÷ 2,634,082 shares)	$ 6.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2008
Investment Income
Dividends		$ 29,973,067
Interest		6,924,674
Income from Fidelity Central Funds		743,633
Total income		37,641,374

Expenses
Management fee	$ 6,650,961
Transfer agent fees	2,594,203
Distribution fees	2,048,643
Accounting and security lending fees	385,895
Custodian fees and expenses	60,568
Independent trustees' compensation	5,387
Registration fees	83,031
Audit	49,941
Legal	14,567
Interest	1,485
Miscellaneous	9,190
Total expenses before reductions	11,903,871
Expense reductions	(19,186)	11,884,685
Net investment income (loss)		25,756,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(200,132,576)
Investment not meeting investment restrictions	7,503
Foreign currency transactions	(37,283)
Total net realized gain (loss)		(200,162,356)
Change in net unrealized appreciation (depreciation) on: Investment securities	(389,117,065)
Assets and liabilities in foreign currencies	(641)
Total change in net unrealized appreciation (depreciation)		(389,117,706)
Net gain (loss)		(589,280,062)
Net increase (decrease) in net assets resulting from operations		$ (563,523,373)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,756,689	$ 27,133,824
Net realized gain (loss)	(200,162,356)	81,287,179
Change in net unrealized appreciation (depreciation)	(389,117,706)	(60,780,076)
Net increase (decrease) in net assets resulting from operations	(563,523,373)	47,640,927
Distributions to shareholders from net investment income	(29,829,746)	(24,961,705)
Distributions to shareholders from net realized gain	(76,044,131)	(67,051,469)
Total distributions	(105,873,877)	(92,013,174)
Share transactions - net increase (decrease)	(410,318,849)	343,480,119
Total increase (decrease) in net assets	(1,079,716,099)	299,107,872

Net Assets
Beginning of period	1,677,437,917	1,378,330,045
End of period (including undistributed net investment income of $1,677,155 and undistributed net investment income of $6,071,537, respectively)	$ 597,721,818	$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.20	.19	.18	.16
Net realized and unrealized gain (loss)	(5.77)	.28	1.61	1.10	1.04
Total from investment operations	(5.54)	.48	1.80	1.28	1.20
Distributions from net investment income	(.26)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.87)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	(44.44)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.11%	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	2.05%	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,691	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.17	.16	.13
Net realized and unrealized gain (loss)	(5.75)	.27	1.59	1.09	1.04
Total from investment operations	(5.55)	.44	1.76	1.25	1.17
Distributions from net investment income	(.23)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.84)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	(44.51)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.35%	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	1.81%	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,677	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.09	.09	.09	.09
Net realized and unrealized gain (loss)	(5.75)	.28	1.59	1.09	1.03
Total from investment operations	(5.61)	.37	1.68	1.18	1.12
Distributions from net investment income	(.16)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.77)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	(44.88) %	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.92%	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91%	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	1.25%	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,375	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.10	.10	.10	.09
Net realized and unrealized gain (loss)	(5.75)	.27	1.58	1.09	1.03
Total from investment operations	(5.61)	.37	1.68	1.19	1.12
Distributions from net investment income	(.16)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.77)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	(44.87)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.88%	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	1.29%	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,499	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.25	.24	.22	.19
Net realized and unrealized gain (loss)	(5.78)	.27	1.60	1.11	1.04
Total from investment operations	(5.52)	.52	1.84	1.33	1.23
Distributions from net investment income	(.30)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.91)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	(44.24)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.81%	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.81%	.78%	.79%	.79%	.87% A
Net investment income (loss)	2.35%	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.24	.23	.22	.19
Net realized and unrealized gain (loss)	(5.77)	.28	1.59	1.10	1.04
Total from investment operations	(5.51)	.52	1.82	1.32	1.23
Distributions from net investment income	(.30)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.91)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	(44.23)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.83%	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.83%	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.83%	.80%	.82%	.81%	.85% A
Net investment income (loss)	2.34%	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,141	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2008

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,304,612
Unrealized depreciation	(312,662,380)
Net unrealized appreciation (depreciation)	(298,357,768)
Undistributed ordinary income	1,077,394
Capital loss carryforward	(132,429,856)

Cost for federal income tax purposes	$ 895,957,273

The tax character of distributions paid was as follows:

	November 30, 2008	November 30, 2007
Ordinary Income	$ 51,009,278	$ 28,163,094
Long-term Capital Gains	54,864,599	63,850,080
Total	$ 105,873,877	$ 92,013,174

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,338,687,159 and $1,805,494,996, respectively. The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 342,567	$ 24,557
Class T	.25%	.25%	594,946	12,687
Class B	.75%	.25%	287,321	215,879
Class C	.75%	.25%	823,809	200,783
			$ 2,048,643	$ 453,906

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,230
Class T	23,294
Class B*	85,405
Class C*	19,918
$ 211,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Strategic Dividend & Income shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 341,953.25
Class T	286,366.24
Class B	87,270.30
Class C	218,750.27
Strategic Dividend & Income	1,594,566.20
Institutional Class	65,298.22
	$ 2,594,203

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,618 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,444,000	3.70%	$ 1,485

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,672 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $206,012.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,175 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,860. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 143
Strategic Dividend & Income	1,564
Institutional Class	444
$ 2,151

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,253, which is recorded in the accompanying Statement of Operations.

Annual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2008	2007
From net investment income
Class A	$ 3,230,213	$ 1,659,834
Class T	2,477,400	1,803,121
Class B	418,059	207,762
Class C	1,228,715	656,096
Strategic Dividend & Income	21,658,876	20,174,303
Institutional Class	816,483	460,589
Total	$ 29,829,746	$ 24,961,705
From net realized gain
Class A	$ 7,739,913	$ 3,476,044
Class T	7,183,781	5,864,593
Class B	1,725,963	1,178,860
Class C	4,866,308	3,680,940
Strategic Dividend & Income	52,877,519	52,196,348
Institutional Class	1,650,647	654,684
Total	$ 76,044,131	$ 67,051,469

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2008	2007	2008	2007
Class A
Shares sold	3,319,824	9,202,276	$ 38,753,583	$ 125,609,242
Reinvestment of distributions	815,447	324,134	9,796,514	4,316,521
Shares redeemed	(6,388,586)	(2,115,549)	(67,574,934)	(28,515,536)
Net increase (decrease)	(2,253,315)	7,410,861	$ (19,024,837)	$ 101,410,227

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2008	2007	2008	2007
Class T
Shares sold	1,080,061	5,412,451	$ 12,422,009	$ 73,116,647
Reinvestment of distributions	714,773	515,154	8,638,603	6,807,283
Shares redeemed	(5,232,896)	(2,728,865)	(54,907,682)	(36,971,413)
Net increase (decrease)	(3,438,062)	3,198,740	$ (33,847,070)	$ 42,952,517
Class B
Shares sold	365,921	1,488,228	$ 4,134,888	$ 20,168,960
Reinvestment of distributions	145,154	84,796	1,761,098	1,114,512
Shares redeemed	(1,085,711)	(516,972)	(11,650,605)	(6,968,443)
Net increase (decrease)	(574,636)	1,056,052	$ (5,754,619)	$ 14,315,029
Class C
Shares sold	1,138,047	3,860,667	$ 13,142,979	$ 52,345,524
Reinvestment of distributions	398,516	259,139	4,839,623	3,407,525
Shares redeemed	(3,354,748)	(1,631,836)	(35,492,461)	(22,089,331)
Net increase (decrease)	(1,818,185)	2,487,970	$ (17,509,859)	$ 33,663,718
Strategic Dividend & Income
Shares sold	7,634,377	40,384,688	$ 87,326,128	$ 548,453,896
Reinvestment of distributions	5,520,287	4,871,099	66,760,848	64,672,261
Shares redeemed	(44,199,145)	(35,835,911)	(487,932,459)	(485,849,599)
Net increase (decrease)	(31,044,481)	9,419,876	$ (333,845,483)	$ 127,276,558
Institutional Class
Shares sold	942,187	2,239,208	$ 10,429,556	$ 30,847,189
Reinvestment of distributions	142,399	40,647	1,705,367	549,750
Shares redeemed	(1,182,288)	(554,347)	(12,471,904)	(7,534,869)
Net increase (decrease)	(97,702)	1,725,508	$ (336,981)	$ 23,862,070

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 29, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Kenneally may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

Class A designates 9%, 85%, 84%, and 84%; Class T designates 9%, 99%, 95%, and 94%; Class B designates 10%, 100%, 100%, and 100%; and Class C designates 10%, 100%, 100%, and 100% of the dividends distributed in December 2007, April 2008, July 2008, and October 2008, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 12%, 94%, 92%, and 91%; Class T designates 13%, 100%, 100%, and 100%; Class B designates 14%, 100%, 100%, and 100%; and Class C designates 14%, 100%, 100%, and 100% of the dividends distributed in December 2007, April 2008, July 2008, and October 2008, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 0.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also stated that the investment performance of Fidelity Strategic Dividend & Income (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-UANN-0109
1.802529.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Dividend & Income
Fund - Institutional Class

Annual Report

November 30, 2008

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidleines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2008	Past 1 year	Life of fundA
Institutional Class	-44.23%	-3.45%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity Advisor Strategic Dividend & Income Fund

The falling markets took no prisoners during the 12 months ending November 30, 2008, especially during the second half of the period, as the credit crunch and signs of slower economic growth threw the global capital markets into a sharp downward spiral. Returns for the four asset classes that make up Fidelity Advisor Strategic Dividend & Income Fund's Composite Index all dipped significantly, with investor confidence ebbing continuously in the face of global economic uncertainty. The Russell 3000® Value Index, a broad proxy for value-oriented U.S. stocks, was off a disappointing 37.95% for the 12-month period. The National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index turned in an even weaker performance, sliding 49.19%, as the woes of the residential housing market began to bleed into commercial real estate projects as well. Worse still, preferred stocks, as represented by the Merrill Lynch® Preferred Stock DRD-Eligible Securities Index, recorded a 56.76% drop during the period, which reflected in part the index's high concentration of issuers in the troubled financials sector. Convertible bonds - whose convertibility option often makes them behave more like equities - traded within a similar range as most equity indexes, producing a 36.87% decline, as measured by the Merrill Lynch All U.S. Convertible Securities ex Convertible Preferreds Index.

During the year, the fund's Institutional Class shares returned -44.23%, coming up short of the fund's Composite index, which posted a -42.06% return. Our asset allocation strategy - to underweight the financials-heavy real estate investment trust (REIT) and preferred stock sleeves, while slightly overweighting the convertible bond and large-cap value equity sleeves and maintaining a sizable weighting in cash - helped our relative performance during the period. However, unfavorable security selection in three of the four asset classes more than offset that edge and drove the fund's underperformance versus the Composite index. The REIT subportfolio's poor relative performance came mostly from troubled picks in the industrial and regional malls groups. The large-cap value sleeve registered subpar performance because of a big overweighting in information technology and some unrewarding stock picks in the financials sector. In convertible bonds, a few underperformers in transportation and energy were the most detrimental to the subportfolio. The preferred stock sleeve outperformed its benchmark mainly due to its substantial underweighting in agency securities, primarily those of Fannie Mae and Freddie Mac, the big mortgage underwriters that essentially collapsed during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Class A	1.13%
Actual		$ 1,000.00	$ 565.90	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.70
Class T	1.37%
Actual		$ 1,000.00	$ 565.50	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.91
Class B	1.91%
Actual		$ 1,000.00	$ 563.40	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.89%
Actual		$ 1,000.00	$ 563.40	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,015.55	$ 9.52
Strategic Dividend and Income	.83%
Actual		$ 1,000.00	$ 566.60	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	.84%
Actual		$ 1,000.00	$ 566.70	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.2	2.2
JPMorgan Chase & Co.	2.1	1.4
Chevron Corp.	1.9	1.3
Chesapeake Energy Corp. 2.5% 5/15/37	1.6	2.0
Wells Fargo & Co.	1.5	0.7
AT&T, Inc.	1.4	1.2
General Electric Co.	1.3	0.2
Bank of America Corp.	1.3	1.0
LifePoint Hospitals, Inc. 3.5% 5/15/14	1.2	0.8
CACI International, Inc. 2.125% 5/1/14	1.2	0.7
	17.7
Top Five Market Sectors as of November 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.6	40.2
Energy	12.2	12.8
Utilities	10.3	7.2
Information Technology	9.3	11.8
Health Care	9.0	5.5
Asset Allocation (% of fund's net assets)
As of November 30, 2008 *		As of May 31, 2008 **
	Common Stocks and Investment Companies 62.1%		Common Stocks and Investment Companies 65.0%
	Preferred Stocks 19.5%		Preferred Stocks 19.3%
	Convertible Bonds 14.2%		Convertible Bonds 13.3%
	Other Investments 2.4%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	7.2%	** Foreign investments	7.0%

Annual Report

Investments November 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 16.2%
	Principal Amount	Value
Convertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
ArvinMeritor, Inc.:
4% 2/15/27	$ 1,000	$ 300
4.625% 3/1/26 (e)	1,000	317
		617
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (g)	2,250,000	923,063
3.375% 7/15/16	3,600,000	1,476,900
		2,399,963
Media - 0.5%
Lamar Advertising Co. 2.875% 12/31/10	3,220,000	2,447,200
Regal Entertainment Group 6.25% 3/15/11 (g)	560,000	377,446
XM Satellite Radio, Inc. 7% 12/1/14 (g)	1,000,000	144,100
		2,968,746
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	260,000	130,065
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	200,000	99,760
TOTAL CONSUMER DISCRETIONARY		5,599,151
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	1,000,000	1,070,200
Food & Staples Retailing - 1.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	3,570,000	1,595,540
Rite Aid Corp. 8.5% 5/15/15	500,000	141,250
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	10,310,000	5,643,592
		7,380,382
Food Products - 0.2%
Smithfield Foods, Inc. 4% 6/30/13	980,000	475,398
Tyson Foods, Inc. 3.25% 10/15/13	610,000	441,884
		917,282
TOTAL CONSUMER STAPLES		9,367,864
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 2.7%
Energy Equipment & Services - 0.7%
SESI LLC 1.5% 12/15/26 (e)(g)	$ 1,240,000	$ 870,976
Transocean, Inc. Series B, 1.5% 12/15/37	4,340,000	3,385,200
		4,256,176
Oil, Gas & Consumable Fuels - 2.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	2,480,000	1,616,220
Chesapeake Energy Corp. 2.5% 5/15/37	17,520,000	9,371,448
Peabody Energy Corp. 4.75% 12/15/66	1,570,000	899,924
		11,887,592
TOTAL ENERGY		16,143,768
FINANCIALS - 1.8%
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	2,600,000	1,673,435
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)	140,000	86,937
Health Care REIT, Inc. 4.75% 12/1/26	2,910,000	2,536,647
Host Hotels & Resorts LP 2.625% 4/15/27 (g)	1,470,000	904,050
ProLogis Trust 1.875% 11/15/37	1,360,000	449,494
SL Green Realty Corp. 3% 3/30/27 (g)	600,000	329,559
Ventas, Inc. 3.875% 11/15/11 (g)	5,980,000	4,320,984
Vornado Realty LP 3.875% 4/15/25	200,000	154,180
Vornado Realty Trust 2.85% 4/1/27	120,000	77,791
		8,859,642
TOTAL FINANCIALS		10,533,077
HEALTH CARE - 2.8%
Biotechnology - 0.2%
Amgen, Inc.:
0.125% 2/1/11	320,000	288,864
0.375% 2/1/13	290,000	250,125
Gilead Sciences, Inc. 0.625% 5/1/13	280,000	342,593
		881,582
Health Care Equipment & Supplies - 1.1%
Beckman Coulter, Inc.:
2.5% 12/15/36 (g)	2,000,000	1,620,000
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Beckman Coulter, Inc.: - continued
2.5% 12/15/36	$ 350,000	$ 283,500
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	4,000,000	2,480,000
3% 5/15/16	1,700,000	1,054,000
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	1,290,000	741,227
Medtronic, Inc. 1.625% 4/15/13	590,000	427,284
		6,606,011
Health Care Providers & Services - 1.2%
LifePoint Hospitals, Inc. 3.5% 5/15/14	12,130,000	7,403,591
Life Sciences Tools & Services - 0.3%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,270,000	1,909,445
Pharmaceuticals - 0.0%
Mylan, Inc. 1.25% 3/15/12	230,000	148,879
TOTAL HEALTH CARE		16,949,508
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	500,000	484,000
3% 8/15/24	1,080,000	1,210,161
		1,694,161
Electrical Equipment - 0.1%
General Cable Corp. 0.875% 11/15/13	530,000	270,629
Machinery - 0.1%
AGCO Corp. 1.25% 12/15/36	250,000	179,625
Barnes Group, Inc. 3.375% 3/15/27	320,000	204,160
Danaher Corp. 0% 1/22/21	130,000	108,853
		492,638
Professional Services - 0.0%
FTI Consulting, Inc. 3.75% 7/15/12	140,000	248,960
TOTAL INDUSTRIALS		2,706,388
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 1.2%
Finisar Corp. 2.5% 10/15/10	$ 4,660,000	$ 3,320,250
L-3 Communications Corp. 3% 8/1/35	3,700,000	3,417,875
Lucent Technologies, Inc. 2.875% 6/15/23	360,000	259,200
		6,997,325
Computers & Peripherals - 0.1%
EMC Corp. 1.75% 12/1/13	930,000	810,644
Electronic Equipment & Components - 0.8%
Avnet, Inc. 2% 3/15/34 (g)	520,000	507,000
Flextronics International Ltd. 1% 8/1/10	890,000	698,650
Itron, Inc. 2.5% 8/1/26	1,410,000	1,211,331
L-1 Identity Solutions, Inc. 3.75% 5/15/27	5,030,000	2,516,572
		4,933,553
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	250,000	173,325
IT Services - 1.2%
CACI International, Inc. 2.125% 5/1/14	7,760,000	7,171,065
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 6% 5/1/15	2,240,000	682,080
Diodes, Inc. 2.25% 10/1/26	420,000	205,785
Intel Corp. 2.95% 12/15/35	530,000	391,008
ON Semiconductor Corp. 2.625% 12/15/26	2,730,000	1,355,718
		2,634,591
Software - 0.0%
Symantec Corp. 1% 6/15/13	110,000	87,989
TOTAL INFORMATION TECHNOLOGY		22,808,492
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	1,210,000	604,153
TOTAL CONVERTIBLE BONDS		84,712,401
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 2.0%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	$ 535,000	$ 353,100
FINANCIALS - 1.7%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,173,686
Lehman Brothers Holdings, Inc.:
3.0113% (d)(h)	1,000,000	100
5.857% (d)(h)	1,000,000	100
		2,173,886
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	984,160
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	765,623
Wells Fargo Capital XIII 7.7% (h)	2,000,000	1,622,462
		3,372,245
Diversified Financial Services - 0.7%
Citigroup, Inc. 8.4% (h)	1,000,000	590,450
Goldman Sachs Capital II 5.793% (h)	2,000,000	751,050
JPMorgan Chase & Co. 7.9% (h)	4,000,000	3,131,360
		4,472,860
TOTAL FINANCIALS		10,018,991
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	1,500,000
TOTAL NONCONVERTIBLE BONDS		11,872,091
TOTAL CORPORATE BONDS (Cost $142,304,646)		96,584,492
Common Stocks - 62.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.	366,173	$ 922,756
Gentex Corp.	39,000	342,030
Johnson Controls, Inc.	73,500	1,298,010
Tenneco, Inc. (a)	262,800	861,984
		3,424,780
Diversified Consumer Services - 0.7%
H&R Block, Inc.	45,100	862,763
Hillenbrand, Inc.	77,300	1,230,616
Service Corp. International	246,100	1,432,302
Stewart Enterprises, Inc. Class A	144,727	461,679
		3,987,360
Hotels, Restaurants & Leisure - 1.2%
Centerplate, Inc. unit	268,800	349,440
Gaylord Entertainment Co. (a)(f)	29,100	267,429
Las Vegas Sands Corp. unit (a)	20,000	2,000,000
Marriott International, Inc. Class A	39,900	669,921
McDonald's Corp.	49,149	2,887,504
Starwood Hotels & Resorts Worldwide, Inc.	38,400	647,424
WMS Industries, Inc. (a)	14,300	352,495
		7,174,213
Household Durables - 1.9%
Black & Decker Corp.	25,600	1,086,464
Centex Corp.	111,800	1,024,088
D.R. Horton, Inc.	122,300	840,201
Jarden Corp. (a)	59,000	736,320
KB Home	123,098	1,431,630
Meritage Homes Corp. (a)	117,600	1,458,240
NVR, Inc. (a)	1,100	477,675
Pulte Homes, Inc.	166,400	1,772,160
Ryland Group, Inc.	98,400	1,669,848
The Stanley Works	24,610	782,352
Toll Brothers, Inc. (a)	7,200	143,496
		11,422,474
Media - 0.4%
The Walt Disney Co.	62,700	1,412,004
Time Warner, Inc.	118,300	1,070,615
		2,482,619
Specialty Retail - 1.0%
AutoZone, Inc. (a)	5,000	546,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	13,700	$ 283,727
Home Depot, Inc.	33,200	767,252
Office Depot, Inc. (a)	120,400	237,188
OfficeMax, Inc.	91,600	499,220
Staples, Inc.	50,500	876,680
The Children's Place Retail Stores, Inc. (a)	56,240	1,318,828
The Men's Wearhouse, Inc.	30,100	320,264
Williams-Sonoma, Inc.	154,200	1,080,942
		5,930,201
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	15,600	673,920
VF Corp.	14,700	768,663
		1,442,583
TOTAL CONSUMER DISCRETIONARY		35,864,230
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Anheuser Busch InBev NV	21,400	352,618
Carlsberg AS:
Series A	9,800	368,945
Series B	3,475	105,368
The Coca-Cola Co.	26,421	1,238,352
		2,065,283
Food & Staples Retailing - 0.7%
Kroger Co.	45,100	1,247,466
Wal-Mart Stores, Inc.	46,700	2,609,596
Winn-Dixie Stores, Inc. (a)	37,966	567,592
		4,424,654
Food Products - 0.5%
B&G Foods, Inc. unit	156,900	1,620,777
Cermaq ASA	135,900	588,976
Lighthouse Caledonia ASA	17,750	5,147
Tyson Foods, Inc. Class A	95,900	643,489
		2,858,389
Household Products - 0.7%
Procter & Gamble Co.	60,600	3,899,610
Tobacco - 0.6%
Altria Group, Inc.	57,800	929,424
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC (United Kingdom)	23,000	$ 602,038
Philip Morris International, Inc.	47,700	2,011,032
		3,542,494
TOTAL CONSUMER STAPLES		16,790,430
ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Chesapeake Energy Corp.	144,000	2,473,920
Chevron Corp.	143,400	11,330,034
ConocoPhillips	41,300	2,169,076
Exxon Mobil Corp.	313,825	25,153,069
Noble Energy, Inc.	51,800	2,708,104
Southwestern Energy Co. (a)	95,000	3,265,150
Ultra Petroleum Corp. (a)	58,800	2,389,044
		49,488,397
FINANCIALS - 22.9%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	74,239	2,242,760
Charles Schwab Corp.	94,900	1,739,517
Fortress Investment Group LLC (f)	96,900	295,545
Goldman Sachs Group, Inc.	26,200	2,069,538
Morgan Stanley	126,200	1,861,450
State Street Corp.	42,200	1,777,042
		9,985,852
Commercial Banks - 2.2%
Capitol Bancorp Ltd. (f)	23,360	128,480
First Merchants Corp.	5,742	115,816
KeyCorp	84,800	795,424
PacWest Bancorp	25,000	665,000
PNC Financial Services Group, Inc.	16,900	891,813
U.S. Bancorp, Delaware	53,000	1,429,940
UCBH Holdings, Inc.	62,700	290,928
Wells Fargo & Co.	305,800	8,834,562
		13,151,963
Diversified Financial Services - 4.4%
Bank of America Corp.	456,769	7,422,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	715,000	$ 5,927,350
JPMorgan Chase & Co.	399,440	12,646,270
		25,996,116
Insurance - 3.6%
ACE Ltd.	31,900	1,666,775
AFLAC, Inc.	36,500	1,689,950
Axis Capital Holdings Ltd.	94,718	2,397,313
Endurance Specialty Holdings Ltd.	78,200	2,105,144
Everest Re Group Ltd.	56,600	4,440,836
MetLife, Inc.	26,798	770,710
Platinum Underwriters Holdings Ltd.	84,266	2,589,494
Reinsurance Group of America, Inc.	4,561	185,177
RenaissanceRe Holdings Ltd.	45,200	2,130,276
The Travelers Companies, Inc.	36,900	1,610,685
Willis Group Holdings Ltd.	67,474	1,556,625
XL Capital Ltd. Class A	27,800	139,834
		21,282,819
Real Estate Investment Trusts - 10.6%
Alexandria Real Estate Equities, Inc.	30,100	1,332,828
American Campus Communities, Inc.	99,900	2,236,761
Apartment Investment & Management Co. Class A	118,139	1,355,054
AvalonBay Communities, Inc.	14,760	895,489
Boston Properties, Inc.	32,714	1,746,928
Camden Property Trust (SBI)	72,900	1,929,663
CapitalSource, Inc.	108,500	565,285
CBL & Associates Properties, Inc.	5,500	22,385
Corporate Office Properties Trust (SBI)	93,600	2,780,856
Developers Diversified Realty Corp.	166,900	801,120
Digital Realty Trust, Inc.	98,100	2,684,016
Equity Residential (SBI)	71,980	2,190,351
Essex Property Trust, Inc.	21,800	1,885,046
General Growth Properties, Inc.	63,225	87,251
HCP, Inc.	47,700	985,959
Healthcare Realty Trust, Inc.	120,600	2,313,108
Highwoods Properties, Inc. (SBI)	138,500	3,307,380
Home Properties, Inc. (f)	62,200	2,425,800
Host Hotels & Resorts, Inc.	90,745	682,402
Inland Real Estate Corp.	145,600	1,626,352
Kilroy Realty Corp.	32,600	993,322
Kimco Realty Corp.	74,738	1,057,543
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	137,400	$ 1,211,868
Omega Healthcare Investors, Inc.	14,900	197,276
Pennsylvania Real Estate Investment Trust (SBI)	110,900	499,050
Plum Creek Timber Co., Inc.	41,100	1,462,749
Potlatch Corp.	57,530	1,534,900
ProLogis Trust	285,765	1,094,480
Public Storage	72,836	5,090,508
Rayonier, Inc.	36,120	1,206,408
Regency Centers Corp.	39,700	1,413,717
Simon Property Group, Inc.	98,010	4,655,475
SL Green Realty Corp.	101,100	1,916,856
Tanger Factory Outlet Centers, Inc.	36,900	1,352,016
Ventas, Inc.	126,400	2,904,672
Vornado Realty Trust	93,950	5,021,628
		63,466,502
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	12,000	87,840
CB Richard Ellis Group, Inc. Class A (a)	292,700	1,334,712
		1,422,552
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	114,000	1,487,700
TOTAL FINANCIALS		136,793,504
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Amgen, Inc. (a)	56,900	3,160,226
Biogen Idec, Inc. (a)	17,700	748,887
Cubist Pharmaceuticals, Inc. (a)	31,200	766,272
		4,675,385
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	32,600	1,724,540
Boston Scientific Corp. (a)	101,900	628,723
Covidien Ltd.	61,082	2,250,872
Hill-Rom Holdings, Inc.	31,100	638,794
Hospira, Inc. (a)	28,300	849,849
		6,092,778
Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.	25,700	805,695
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	10,500	$ 28,560
Emeritus Corp. (a)	106,201	724,291
HealthSouth Corp. (a)	57,898	569,716
Medco Health Solutions, Inc. (a)	62,570	2,627,940
PSS World Medical, Inc. (a)	81,500	1,417,285
Universal Health Services, Inc. Class B	25,500	947,325
		7,120,812
Pharmaceuticals - 3.1%
Johnson & Johnson	120,900	7,082,322
Merck & Co., Inc.	68,900	1,841,008
Novartis AG sponsored ADR	15,400	722,568
Pfizer, Inc.	214,800	3,529,164
Schering-Plough Corp.	89,900	1,511,219
Sepracor, Inc. (a)	74,148	871,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,100	1,298,815
Wyeth	43,700	1,573,637
		18,430,713
TOTAL HEALTH CARE		36,319,688
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
Heico Corp. Class A	43,961	1,021,654
Lockheed Martin Corp.	20,600	1,588,466
Northrop Grumman Corp.	19,000	778,050
Raytheon Co.	22,700	1,107,760
Stanley, Inc. (a)	22,200	708,180
		5,204,110
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	21,200	1,221,120
Airlines - 0.2%
AirTran Holdings, Inc. (a)	57,521	196,147
Delta Air Lines, Inc. (a)	65,475	576,835
US Airways Group, Inc. (a)	36,500	217,540
		990,522
Building Products - 0.3%
Owens Corning (a)	111,900	1,784,805
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	196,600	$ 2,111,484
R.R. Donnelley & Sons Co.	43,000	548,680
		2,660,164
Industrial Conglomerates - 1.3%
General Electric Co.	441,700	7,583,989
Machinery - 0.4%
Cummins, Inc.	32,500	831,350
Pentair, Inc.	50,437	1,253,864
		2,085,214
Professional Services - 0.2%
Equifax, Inc.	27,200	692,240
Experian PLC	120,607	733,341
		1,425,581
Road & Rail - 0.3%
Norfolk Southern Corp.	16,700	826,149
Union Pacific Corp.	24,300	1,215,972
		2,042,121
TOTAL INDUSTRIALS		24,997,626
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	115,800	1,915,332
Juniper Networks, Inc. (a)	108,200	1,880,516
Motorola, Inc.	71,000	306,010
		4,101,858
Computers & Peripherals - 0.5%
International Business Machines Corp.	20,200	1,648,320
NCR Corp. (a)	94,800	1,439,064
		3,087,384
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	12,500	235,375
Amphenol Corp. Class A	136,900	3,178,818
Arrow Electronics, Inc. (a)	42,100	580,980
Avnet, Inc. (a)	50,000	712,000
Cogent, Inc. (a)	49,200	661,248
Flextronics International Ltd. (a)	116,900	273,546
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	96,950	$ 1,044,152
Tyco Electronics Ltd.	35,225	580,508
		7,266,627
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	52,300	1,129,157
IT Services - 1.0%
Accenture Ltd. Class A	19,500	604,110
Fidelity National Information Services, Inc.	47,000	807,460
Lender Processing Services, Inc.	82,682	1,823,965
NCI, Inc. Class A (a)	26,611	765,865
The Western Union Co.	40,700	540,089
Visa, Inc.	28,900	1,518,984
		6,060,473
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	79,900	765,442
ASML Holding NV (NY Shares)	60,700	930,531
Broadcom Corp. Class A (a)	56,200	860,422
Intel Corp.	42,900	592,020
KLA-Tencor Corp.	30,400	571,824
Lam Research Corp. (a)	36,900	745,380
Micron Technology, Inc. (a)	192,700	527,998
ON Semiconductor Corp. (a)	379,300	1,107,556
Skyworks Solutions, Inc. (a)	52,100	280,819
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	125,333	896,131
Texas Instruments, Inc.	109,300	1,701,801
Tower Semiconductor Ltd. (a)	458,900	100,958
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	1,000,960
		10,081,842
Software - 0.2%
Microsoft Corp.	29,700	600,534
Nintendo Co. Ltd.	2,300	714,656
		1,315,190
TOTAL INFORMATION TECHNOLOGY		33,042,531
MATERIALS - 1.1%
Chemicals - 0.5%
Albemarle Corp.	56,156	1,141,651
Arkema	17,800	344,886
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	82,100	$ 948,255
Solutia, Inc. (a)	104,420	710,056
		3,144,848
Containers & Packaging - 0.3%
Pactiv Corp. (a)	39,900	997,101
Rock-Tenn Co. Class A	16,900	570,713
		1,567,814
Metals & Mining - 0.3%
Barrick Gold Corp.	11,800	348,766
Freeport-McMoRan Copper & Gold, Inc. Class B	10,600	254,294
Goldcorp, Inc.	12,100	327,188
Kinross Gold Corp.	24,200	357,145
Newmont Mining Corp.	9,000	302,850
		1,590,243
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	8,700	327,294
TOTAL MATERIALS		6,630,199
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	296,315	8,462,756
CenturyTel, Inc.	28,689	761,980
Verizon Communications, Inc.	162,900	5,318,685
		14,543,421
UTILITIES - 2.8%
Electric Utilities - 1.5%
E.ON AG	17,000	598,480
Entergy Corp.	24,000	2,042,400
Exelon Corp.	62,100	3,490,641
FirstEnergy Corp.	42,900	2,513,082
		8,644,603
Multi-Utilities - 1.3%
OGE Energy Corp.	35,400	937,746
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	68,200	$ 3,182,894
Wisconsin Energy Corp.	85,300	3,707,138
		7,827,778
TOTAL UTILITIES		16,472,381
TOTAL COMMON STOCKS (Cost $494,267,032)		370,942,407
Preferred Stocks - 19.5%

Convertible Preferred Stocks - 6.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	2,494
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	45,450
Interpublic Group of Companies, Inc. 5.25%	1,600	633,986
		679,436
TOTAL CONSUMER DISCRETIONARY		681,930
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	26,300	929,442
Bunge Ltd. 5.125%	2,500	1,051,708
		1,981,150
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp. 4.50%	20,500	1,301,750
El Paso Corp. 4.99% (g)	5,000	3,415,077
		4,716,827
FINANCIALS - 2.1%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00%	12,200	229,933
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	1,600	142,800
Huntington Bancshares, Inc. 8.50%	1,400	1,008,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
KeyCorp Series A, 7.75%	6,400	$ 475,584
Wachovia Corp. 7.50%	2,950	1,849,650
		3,476,034
Diversified Financial Services - 1.5%
Bank of America Corp. Series L, 7.25%	6,299	3,850,264
Carriage Services Capital Trust 7.00% TIDES	45,000	1,350,000
CIT Group, Inc. Series C, 8.75%	8,000	149,200
Citigroup, Inc. Series T, 6.50%	129,100	3,380,806
		8,730,270
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	13,300	107,956
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	34,390	267,382
TOTAL FINANCIALS		12,811,575
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	1,100	447,128
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.0%
Avery Dennison Corp. 7.875%	6,500	203,515
Road & Rail - 0.2%
Kansas City Southern 5.125%	1,250	962,938
TOTAL INDUSTRIALS		1,166,453
MATERIALS - 0.7%
Chemicals - 0.3%
Celanese Corp. 4.25%	132,600	2,096,406
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	3,072	1,855,291
6.75%	10,200	422,525
		2,277,816
TOTAL MATERIALS		4,374,222
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (g)	3,150	$ 3,786,300
Multi-Utilities - 1.1%
CMS Energy Corp. 4.50%	116,000	6,196,720
TOTAL UTILITIES		9,983,020
TOTAL CONVERTIBLE PREFERRED STOCKS		36,162,305
Nonconvertible Preferred Stocks - 13.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	492,400
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	30	2,700,000
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,350,000
FINANCIALS - 5.7%
Capital Markets - 1.2%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,054,400
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	488,000
Series D, 4.00%	260,000	2,795,000
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	97,700	759,129
Series H, 3.97%	70,000	521,500
Morgan Stanley Capital I Trust 6.60%	120,000	1,683,600
		7,301,629
Commercial Banks - 1.7%
ABN AMRO Capital Funding Trust V 5.90%	20,000	216,400
ABN Amro Capital Funding Trust VII 6.08%	40,400	412,080
Barclays Bank PLC Series 2	40,000	548,000
BNY Capital V 5.95%	115,000	2,195,350
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	1,150,000
Keycorp Capital IX 6.75%	40,000	546,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	$ 367,200
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	340,000
6.50%	40,000	597,600
6.80%	160,000	2,540,800
USB Capital XII 6.30%	80,000	1,517,600
		10,431,030
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	26,676
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	306,600
Series E, 4.00%	80,000	720,000
Series H, 8.20%	80,000	1,665,600
CIT Group, Inc. Series B, 5.189%	15,000	330,000
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	1,148,800
General Electric Capital Corp. 6.05%	80,000	1,621,600
		5,792,600
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	356,000
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,027,000
Hospitality Properties Trust:
Series B, 8.875%	125,000	1,750,000
Series C, 7.00%	100,000	1,315,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	337,800
Public Storage Series M, 6.625%	80,000	1,440,000
Vornado Realty Trust Series E, 7.00%	40,000	599,200
		6,469,000
Thrifts & Mortgage Finance - 0.6%
Countrywide Capital V 7.00%	80,000	1,080,800
Fannie Mae:
Series E, 5.10%	27,562	27,562
Series H, 5.81%	71,200	136,704
Series I, 5.375%	5,000	7,900
Series L, 5.125%	140,900	221,213
Series N, 5.50%	92,650	169,550
Series O, 7.00%	42,200	38,824
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series R, 7.65%	40,000	$ 42,400
Series T, 8.25%	40,000	42,000
Freddie Mac:
5.30%	40,000	80,000
Series F, 5.00%	68,500	54,800
Series H, 5.10%	10,300	6,386
Series K, 5.79%	25,200	40,824
Series O, 5.81%	19,500	25,155
Series R, 5.70%	117,000	99,450
Series S, 4.2619%	10,000	8,500
Series U, 5.90%	40,000	17,200
Series V, 5.57%	566,000	322,620
Series W, 5.66%	161,600	80,800
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,092,800
		3,595,488
TOTAL FINANCIALS		33,972,423
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	722,700
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	382,400
TOTAL MATERIALS		1,105,100
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.375%	281,800	6,554,668
UTILITIES - 5.6%
Electric Utilities - 4.9%
Alabama Power Co.:
4.60%	2,000	100,000
5.20%	120,000	2,314,800
5.30%	88,600	1,675,426
5.625%	80,000	1,805,000
6.45%	80,000	1,607,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	850,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Co. 6.50%	106,050	$ 3,181,500
FPL Group Capital Trust I 5.875%	20,000	429,000
FPL Group Capital, Inc. Series E, 7.45%	80,000	1,964,000
Mid-American Energy Co. 4.40%	5,000	442,344
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	329,550
Series B, 5.50%	61,900	1,299,900
Series D 5.00%	69,200	1,339,020
PPL Electric Utilities Corp. 6.25%	230,000	4,945,000
Southern California Edison Co.:
4.78%	46,500	895,125
6.125%	35,000	2,507,750
Series B, 4.08%	27,271	452,699
Series C:
4.24%	94,600	1,560,900
6.00%	20,000	1,100,000
Series D, 4.32%	15,000	256,500
		29,056,018
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	239,880
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,345,199
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,114,112
TOTAL UTILITIES		33,410,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,584,601
TOTAL PREFERRED STOCKS (Cost $225,320,390)		116,746,906
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	3,000,000	$ 1,691,358
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	1,000,000	577,026
(Cost $4,000,000)		2,268,384
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	8,788,171	8,788,171
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,269,145	2,269,145
TOTAL MONEY MARKET FUNDS (Cost $11,057,316)		11,057,316
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $876,949,384)		597,599,505
NET OTHER ASSETS - 0.0%		122,313
NET ASSETS - 100%		$ 597,721,818
Security Type Abbreviations

PIERS	-	Preferred Income Equity Redeemable Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,325,665 or 4.7% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 537,621
Fidelity Securities Lending Cash Central Fund	206,012
Total	$ 743,633
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 597,599,505	$ 431,269,746	$ 164,329,759	$ 2,000,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,464)
Cost of Purchases	2,000,000
Proceeds of Sales	(1,143,335)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 2,000,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.3%
BBB	2.6%
BB	4.5%
B	3.4%
CCC,CC,C	1.1%
Not Rated	2.7%
Equities	81.6%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $132,429,856 all of which will expire on November 30, 2016.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $58,883,520 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008
Assets
Investment in securities, at value (including securities loaned of $2,168,040) - See accompanying schedule: Unaffiliated issuers (cost $865,892,068)	$ 586,542,189
Fidelity Central Funds (cost $11,057,316)	11,057,316
Total Investments (cost $876,949,384)		$ 597,599,505
Cash		29,170
Receivable for investments sold		10,413,048
Receivable for fund shares sold		208,872
Dividends receivable		1,666,872
Interest receivable		1,153,090
Distributions receivable from Fidelity Central Funds		17,396
Prepaid expenses		8,129
Other receivables		3,636
Total assets		611,099,718

Liabilities
Payable for investments purchased	$ 9,236,816
Payable for fund shares redeemed	1,257,866
Accrued management fee	291,162
Distribution fees payable	90,486
Other affiliated payables	188,643
Other payables and accrued expenses	43,782
Collateral on securities loaned, at value	2,269,145
Total liabilities		13,377,900

Net Assets		$ 597,721,818
Net Assets consist of:
Paid in capital		$ 1,086,314,926
Undistributed net investment income		1,677,155
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(210,919,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(279,350,514)
Net Assets		$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,691,097 ÷ 10,289,950 shares)	$ 6.87

Maximum offering price per share (100/94.25 of $6.87)	$ 7.29
Class T: Net Asset Value and redemption price per share ($58,676,980 ÷ 8,547,135 shares)	$ 6.87

Maximum offering price per share (100/96.50 of $6.87)	$ 7.12
Class B: Net Asset Value and offering price per share ($15,374,647 ÷ 2,244,526 shares)A	$ 6.85

Class C: Net Asset Value and offering price per share ($42,499,086 ÷ 6,202,027 shares)A	$ 6.85

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($392,339,504 ÷ 56,896,198 shares)	$ 6.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,140,504 ÷ 2,634,082 shares)	$ 6.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2008
Investment Income
Dividends		$ 29,973,067
Interest		6,924,674
Income from Fidelity Central Funds		743,633
Total income		37,641,374

Expenses
Management fee	$ 6,650,961
Transfer agent fees	2,594,203
Distribution fees	2,048,643
Accounting and security lending fees	385,895
Custodian fees and expenses	60,568
Independent trustees' compensation	5,387
Registration fees	83,031
Audit	49,941
Legal	14,567
Interest	1,485
Miscellaneous	9,190
Total expenses before reductions	11,903,871
Expense reductions	(19,186)	11,884,685
Net investment income (loss)		25,756,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(200,132,576)
Investment not meeting investment restrictions	7,503
Foreign currency transactions	(37,283)
Total net realized gain (loss)		(200,162,356)
Change in net unrealized appreciation (depreciation) on: Investment securities	(389,117,065)
Assets and liabilities in foreign currencies	(641)
Total change in net unrealized appreciation (depreciation)		(389,117,706)
Net gain (loss)		(589,280,062)
Net increase (decrease) in net assets resulting from operations		$ (563,523,373)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,756,689	$ 27,133,824
Net realized gain (loss)	(200,162,356)	81,287,179
Change in net unrealized appreciation (depreciation)	(389,117,706)	(60,780,076)
Net increase (decrease) in net assets resulting from operations	(563,523,373)	47,640,927
Distributions to shareholders from net investment income	(29,829,746)	(24,961,705)
Distributions to shareholders from net realized gain	(76,044,131)	(67,051,469)
Total distributions	(105,873,877)	(92,013,174)
Share transactions - net increase (decrease)	(410,318,849)	343,480,119
Total increase (decrease) in net assets	(1,079,716,099)	299,107,872

Net Assets
Beginning of period	1,677,437,917	1,378,330,045
End of period (including undistributed net investment income of $1,677,155 and undistributed net investment income of $6,071,537, respectively)	$ 597,721,818	$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.20	.19	.18	.16
Net realized and unrealized gain (loss)	(5.77)	.28	1.61	1.10	1.04
Total from investment operations	(5.54)	.48	1.80	1.28	1.20
Distributions from net investment income	(.26)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.87)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	(44.44)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.11%	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.11%	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	2.05%	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,691	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.17	.17	.16	.13
Net realized and unrealized gain (loss)	(5.75)	.27	1.59	1.09	1.04
Total from investment operations	(5.55)	.44	1.76	1.25	1.17
Distributions from net investment income	(.23)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.84)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	(44.51)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.35%	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.35%	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	1.81%	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,677	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.09	.09	.09	.09
Net realized and unrealized gain (loss)	(5.75)	.28	1.59	1.09	1.03
Total from investment operations	(5.61)	.37	1.68	1.18	1.12
Distributions from net investment income	(.16)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.77)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	(44.88) %	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.92%	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91%	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	1.25%	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,375	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.10	.10	.10	.09
Net realized and unrealized gain (loss)	(5.75)	.27	1.58	1.09	1.03
Total from investment operations	(5.61)	.37	1.68	1.19	1.12
Distributions from net investment income	(.16)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.77)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	(44.87)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.88%	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.88%	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	1.29%	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,499	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.25	.24	.22	.19
Net realized and unrealized gain (loss)	(5.78)	.27	1.60	1.11	1.04
Total from investment operations	(5.52)	.52	1.84	1.33	1.23
Distributions from net investment income	(.30)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.91)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	(44.24)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.81%	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.81%	.78%	.79%	.79%	.87% A
Net investment income (loss)	2.35%	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.24	.23	.22	.19
Net realized and unrealized gain (loss)	(5.77)	.28	1.59	1.10	1.04
Total from investment operations	(5.51)	.52	1.82	1.32	1.23
Distributions from net investment income	(.30)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.91)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	(44.23)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.83%	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.83%	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.83%	.80%	.82%	.81%	.85% A
Net investment income (loss)	2.34%	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,141	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	114%	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2008

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,304,612
Unrealized depreciation	(312,662,380)
Net unrealized appreciation (depreciation)	(298,357,768)
Undistributed ordinary income	1,077,394
Capital loss carryforward	(132,429,856)

Cost for federal income tax purposes	$ 895,957,273

The tax character of distributions paid was as follows:

	November 30, 2008	November 30, 2007
Ordinary Income	$ 51,009,278	$ 28,163,094
Long-term Capital Gains	54,864,599	63,850,080
Total	$ 105,873,877	$ 92,013,174

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,338,687,159 and $1,805,494,996, respectively. The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 342,567	$ 24,557
Class T	.25%	.25%	594,946	12,687
Class B	.75%	.25%	287,321	215,879
Class C	.75%	.25%	823,809	200,783
			$ 2,048,643	$ 453,906

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,230
Class T	23,294
Class B*	85,405
Class C*	19,918
$ 211,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Strategic Dividend & Income shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 341,953.25
Class T	286,366.24
Class B	87,270.30
Class C	218,750.27
Strategic Dividend & Income	1,594,566.20
Institutional Class	65,298.22
	$ 2,594,203

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,618 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,444,000	3.70%	$ 1,485

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,672 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $206,012.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,175 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,860. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 143
Strategic Dividend & Income	1,564
Institutional Class	444
$ 2,151

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,253, which is recorded in the accompanying Statement of Operations.

Annual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2008	2007
From net investment income
Class A	$ 3,230,213	$ 1,659,834
Class T	2,477,400	1,803,121
Class B	418,059	207,762
Class C	1,228,715	656,096
Strategic Dividend & Income	21,658,876	20,174,303
Institutional Class	816,483	460,589
Total	$ 29,829,746	$ 24,961,705
From net realized gain
Class A	$ 7,739,913	$ 3,476,044
Class T	7,183,781	5,864,593
Class B	1,725,963	1,178,860
Class C	4,866,308	3,680,940
Strategic Dividend & Income	52,877,519	52,196,348
Institutional Class	1,650,647	654,684
Total	$ 76,044,131	$ 67,051,469

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2008	2007	2008	2007
Class A
Shares sold	3,319,824	9,202,276	$ 38,753,583	$ 125,609,242
Reinvestment of distributions	815,447	324,134	9,796,514	4,316,521
Shares redeemed	(6,388,586)	(2,115,549)	(67,574,934)	(28,515,536)
Net increase (decrease)	(2,253,315)	7,410,861	$ (19,024,837)	$ 101,410,227

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2008	2007	2008	2007
Class T
Shares sold	1,080,061	5,412,451	$ 12,422,009	$ 73,116,647
Reinvestment of distributions	714,773	515,154	8,638,603	6,807,283
Shares redeemed	(5,232,896)	(2,728,865)	(54,907,682)	(36,971,413)
Net increase (decrease)	(3,438,062)	3,198,740	$ (33,847,070)	$ 42,952,517
Class B
Shares sold	365,921	1,488,228	$ 4,134,888	$ 20,168,960
Reinvestment of distributions	145,154	84,796	1,761,098	1,114,512
Shares redeemed	(1,085,711)	(516,972)	(11,650,605)	(6,968,443)
Net increase (decrease)	(574,636)	1,056,052	$ (5,754,619)	$ 14,315,029
Class C
Shares sold	1,138,047	3,860,667	$ 13,142,979	$ 52,345,524
Reinvestment of distributions	398,516	259,139	4,839,623	3,407,525
Shares redeemed	(3,354,748)	(1,631,836)	(35,492,461)	(22,089,331)
Net increase (decrease)	(1,818,185)	2,487,970	$ (17,509,859)	$ 33,663,718
Strategic Dividend & Income
Shares sold	7,634,377	40,384,688	$ 87,326,128	$ 548,453,896
Reinvestment of distributions	5,520,287	4,871,099	66,760,848	64,672,261
Shares redeemed	(44,199,145)	(35,835,911)	(487,932,459)	(485,849,599)
Net increase (decrease)	(31,044,481)	9,419,876	$ (333,845,483)	$ 127,276,558
Institutional Class
Shares sold	942,187	2,239,208	$ 10,429,556	$ 30,847,189
Reinvestment of distributions	142,399	40,647	1,705,367	549,750
Shares redeemed	(1,182,288)	(554,347)	(12,471,904)	(7,534,869)
Net increase (decrease)	(97,702)	1,725,508	$ (336,981)	$ 23,862,070

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 29, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Kenneally may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

Institutional Class designates 9%, 74%, 74%, and 74% of the dividends distributed in December 2007, April 2008, July 2008, and October 2008, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 12%, 81%, 81%, and 81% of the dividends distributed in December 2007, April 2008, July 2008, and October 2008, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

A total of 0.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also stated that the investment performance of Fidelity Strategic Dividend & Income (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-UANN-0109
1.802531.104

Item 2. Code of Ethics

As of the end of the period, November 30, 2008, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the "Fund"):

Services Billed by PwC

November 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$41,000	$-	$3,900	$2,400

November 30, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$45,000	$-	$2,700	$2,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2008A	November 30, 2007A
Audit-Related Fees	$2,110,000	$-
Tax Fees	$2,000	$-
All Other Fees	$250,000	$150,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2008 A	November 30, 2007 A
PwC	$3,185,000	$1,465,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 6, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 6, 2009